Registration Nos. 33-61122
                                                                        811-4819
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ___
                        Pre-Effective Amendment No.                       ___
                        Post-Effective Amendment No. 9                    _X_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 27                          _X_

                         CONSECO VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                         CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                               Michael A. Colliflower
                         Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                             Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate space):


_____   immediately upon filing pursuant to paragraph (b) of Rule 485
_ X__   on May 1, 2000 pursuant to paragraph (b) of Rule 485
_____   60 days after filing pursuant to paragraph (a) (1) of Rule 485
_____   on [date] pursuant to paragraph (a) (1) of Rule 485.


If appropriate, check the following box:

     ______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Registered:
    Group Variable Deferred Annuity Contracts and Certificates




                       CONSECO VARIABLE ANNUITY ACCOUNT C

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                    ---------------------------

 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Appendix A -Condensed Financial
                                                           Information

 5.    General Description of Registrant,...........       Conseco Variable, The Variable
       Depositor and Portfolio Companies                   Account, and Investment Options; Appendix B

 6.    Deductions and Expense.......................       Charges and Deductions

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts


 8.    Annuity Period ..............................       The Contracts
                                                           Annuity Provisions

 9.    Death Benefit................................       The Contracts
                                                           Annuity Provisions:  Death Benefit During
                                                           the Annuity Period

10.    Purchase and Contract Values.................       Conseco Variable, The Variable Account,
                                                           and Investment Options
                                                           The Contracts
                                                           Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           The Annuity Period-Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information




Form N-4
Item No.
- --------
                                                                PART B - Statement of Additional Information
                                                                         -----------------------------------

15.    Cover Page...................................       Statement of Additional Information Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Performance Data, and Other Performance Data

22.    Annuity Payments.............................       Not Applicable

23.    Financial Statements.........................       Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.



================================================================================
                                      PART A

                       CONSECO VARIABLE ANNUITY ACCOUNT C

                        GROUP FLEXIBLE PREMIUM DEFERRED
                        FIXED/VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                       CONSECO VARIABLE INSURANCE COMPANY

     Administrative Office: 11815 N. Pennsylvania Street o Carmel, IN 46032
                                o (317) 817-3700

                                    May 1, 2000

   This prospectus describes the group variable deferred annuity contract ("Contract") issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contracts are designed for use in retirement planning.

     You can invest your Purchase Payments in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Conseco Variable Fixed Account. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

CONSECO SERIES TRUST
   [] Conseco 20 Focus Portfolio
   [] Equity Portfolio
   [] Balanced Portfolio
   [] High Yield Portfolio
   [] Fixed Income Portfolio
   [] Government Securities Portfolio
   [] Money Market Portfolio

THE ALGER AMERICAN FUND
   [] Alger American Growth Portfolio
   [] Alger American Leveraged AllCap Portfolio
   [] Alger American MidCap Growth Portfolio
   [] Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   [] VP Income & Growth
   [] VP International
   [] VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
   [] Berger IPT Growth Fund (formerly, Berger IPT - 100 Fund)
   [] Berger IPT-Growth and Income Fund
   [] Berger IPT-Small Company Growth Fund
   [] Berger IPT New Generation Fund
   [] Berger/BIAM IPT-International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND ("Dreyfus VIF")
DREYFUS VARIABLE INVESTMENT FUND

   [] Dreyfus VIF Disciplined Stock Portfolio
   [] Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES
   [] Federated High Income Bond Fund II
   [] Federated International Equity Fund II
   [] Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (not available for new sales as of May 1, 2000)
   [] INVESCO VIF-High Yield Fund
   [] INVESCO VIF-Equity Income Fund

JANUS ASPEN SERIES
   [] Aggressive Growth Portfolio
   [] Growth Portfolio
   [] Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   [] Lazard Retirement Equity Portfolio
   [] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   [] Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   [] Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   [] Limited Maturity Bond Portfolio
   [] Partners Portfolio

RYDEX VARIABLE TRUST
   [] OTC Fund
   [] Nova Fund

SELIGMAN PORTFOLIOS, INC.
   [] Seligman Communications and Information Portfolio
   [] Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.
   [] Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   [] Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   [] Worldwide Bond Fund
   [] Worldwide Emerging Markets Fund
   [] Worldwide Hard Assets Fund
   [] Worldwide Real Estate Fund

   Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the group fixed and variable annuity contracts issued by Conseco Variable.

   To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000 The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on
Page    of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given above.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENCE.
================================================================================

   THE CONTRACTS:
   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS
      OF PRINCIPAL


TABLE OF CONTENTS

                                                                            PAGE

DEFINITIONS ...............................................................
SUMMARY ...................................................................
FEE TABLE .................................................................
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS .............
  Conseco Variable ........................................................
  The Variable Account ....................................................
  Investment Options ......................................................
    Voting Rights .........................................................
    Fixed Account .........................................................
THE CONTRACT ..............................................................
ACCUMULATION PROVISIONS ...................................................
  Purchase Payments .......................................................
  Allocation of Purchase Payments .........................................
  Accumulation Units ......................................................
    Accumulation Unit Values ..............................................
  Transfers ...............................................................
  Dollar Cost Averaging ...................................................
  Rebalancing .............................................................
  Sweeps ..................................................................
  Withdrawals .............................................................
  Suspension of Payments ..................................................
  Restrictions Under Optional Retirement Programs .........................
  Restrictions Under Section 403(b) Plans .................................
  Conversion to Individual Account Upon Termination in Plan ...............
  Systematic Withdrawal Plan ..............................................
  Loans ...................................................................
CHARGES AND DEDUCTIONS ....................................................
  Withdrawal Charge .......................................................
  Administrative Charge ...................................................
  Mortality and Expense Risk Charge .......................................
  Premium Taxes ...........................................................
  Fund Expenses ...........................................................
  Reduction or Elimination of Contract Charges ............................
  Other Charges ...........................................................
DEATH BENEFITS ............................................................
THE ANNUITY PERIOD ........................................................
  Optional Annuity Period Elections .......................................
  Annuity Options .........................................................
  Transfers During the Annuity Period .....................................
  Death Benefit Amount During the Annuity Period ..........................

================================================================================

                                                                            PAGE

FEDERAL TAX STATUS ........................................................
  Annuity Contracts in General ............................................
  Qualified and Non-Qualified Contracts ...................................
  Withdrawals--Non-Qualified Contracts ....................................
  Withdrawals--Qualified Contracts ........................................
  Withdrawals--Tax-Sheltered Annuities ....................................
  Diversification .........................................................
  Investor Control ........................................................
GENERAL MATTERS ...........................................................
  Performance Information .................................................
  Distribution of Contracts ...............................................
  Legal Proceedings .......................................................
TABLE OF CONTENTS OF THE SAI ..............................................
APPENDIX A - Condensed Financial Information................................
APPENDIX B - More Information About the Funds...............................


DEFINITIONS
   ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

   ANNUITANT: The named individual upon whose life Annuity Payments are based.

   ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

   ANNUITY PERIOD: The period during which we make Annuity Payments.

   CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

   CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

   CODE: Internal Revenue Code of 1986, as amended.

   FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

   FUND: The underlying mutual funds (or portfolio of a mutual fund) which the sub-accounts of the Variable Account invest in.

   INDIVIDUAL ACCOUNT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Account is established. References to "you" and "your" in this prospectus refer to you as the Participant.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: The premium payments made to Conseco Variable under the terms of the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

   VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

SUMMARY
   THE CONTRACT: The Contract described in this prospectus is a flexible Purchase Payment group variable annuity contract. The Contract provides a way for you to invest on a tax-deferred basis in the sub-accounts of the Conseco Variable Annuity Account C ("Variable Account"). Your investments in the Variable Account Investment Options are not guaranteed. You could lose your money. The Contract also offers you a Fixed Account option.

   The Contract provides for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contract.

   RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Federal Tax Status.")

   PURCHASE PAYMENTS: You may make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period.

   o The minimum for the initial Purchase Payment is $10 and for each subsequent Purchase Payment is $10 per month.
   o If your Purchase Payment is more than $500,000, it requires our prior approval.

   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.


   THE PORTION OF YOUR CONTRACT VALUE ALLOCATED TO THE VARIABLE ACCOUNT INVESTMENT OPTIONS WILL REFLECT THE INVESTMENT PERFORMANCE OF THE FUNDS YOU SELECT.

   TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You may transfer from the Fixed Account once in any six-month period subject to a limit of 20% of the Fixed Account Value. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

   WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an annual contract fee ("administrative fee") when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

   LOANS: Under certain circumstances, you may make loans from your Contract.

   DEATH BENEFIT: Generally, if the Participant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Premium Payment, unless a different amount is required by state law.

   TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:

   (i)   when you attain age 59 1/2

   (ii)  when you separate from service;

   (iii) when you die;

   (iv)  if you become disabled;

   (v)   in the case of hardship; or

   (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to a portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results.

   Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings.

   Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

     [] Each year Conseco Variable deducts an Annual Contract Fee (also referred to as an "Administration Fee") from your Contract. The amount of the fee is equal to $15.

     [] Conseco Variable deducts a Mortality and Expense Risk Fee (referred to as a "margin deduction" in the Contract) which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.

     [] If you take money out of the Contract, Conseco Variable may assess a surrender fee (withdrawal charge). The charge ranges from 5% to 0%.

     [] You may be assessed a premium tax charge which generally  ranges from 0%
     - 3.5%, depending on the state.

     [] As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.23%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE
================================================================================

CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases....................................   None

Deferred Sales Load (as a percentage of amount redeemed)

                    Completed Annual Contributions

                    Periods for the Individual Account              Charge
                    -------------------------------------           ------
                         Less than 5..........................       5.00%
                         5 but less than 10...................       3.00%
                         10 but less than 15..................       2.00%
                         15 or more...........................        None

ANNUAL CONTRACT FEE...........................................         $15

ANNUAL EXPENSES OF VARIABLE ACCOUNT (as a percentage of
   average account value)
    Mortality and Expense Risk Fees (2) ......................       1.00%
    Other Expenses............................................        None
                                                                    ------
Total Annual Expenses of the Variable Account(2)..............       1.00%
================================================================================
(1)Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Individual Account Values at the time Annuity Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(2) Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed 1.44%, on an annual basis, which is the amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred. Currently, the mortality and expense risk fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74%, and .99%, respectively. (see "Charges and Deductions -- Expense Guarantee Agreement").


ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                           TOTAL ANNUAL
                                                                                         OTHER EXPENSES      PORTFOLIO
                                                                                         (AFTER EXPENSE      EXPENSES
                                                                                          REIMBURSEMENT,  (AFTER EXPENSE
                                                                                             IF ANY,       REIMBURSEMENT,
                                                                  MANAGEMENT       12b-1   FOR CERTAIN      IF ANY, FOR
                                                                     FEES          FEES    PORTFOLIOS)  CERTAIN PORTFOLIOS)
- ----------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1)
Conseco 20 Focus Portfolio(2).........................       0.80%          -              0.10%                  0.90%
Equity Portfolio .....................................       0.75%         --              0.02%                  0.77%
Balanced Portfolio ...................................       0.75%         --              0.00%                  0.75%
High Yield Portfolio (2)..............................       0.80%          -              0.10%                  0.90%
Fixed Income Portfolio................................       0.60%         --              0.07%                  0.67%
Government Securities Portfolio.......................       0.60%         --              0.06%                  0.66%
Money Market Portfolio (3)............................       0.35%         --              0.05%                  0.40%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio.......................       0.75%         --              0.04%                  0.79%
Alger American Leveraged AllCap Portfolio (4).........       0.85%         --              0.08%                  0.93%
Alger American Mid Cap Growth Portfolio...............       0.80%         --              0.05%                  0.85%
Alger American Small Capitalization Portfolio.........       0.85%         --              0.05%                  0.90%

AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
VP Income & Growth(5).................................       0.70%         --              0.00%                  0.70%
VP International(5)...................................       1.34%         --              0.00%                  1.34%
VP Value(5)...........................................       1.00%         --              0.00%                  1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund (6)............................       0.75%         --              0.25%                  1.00%
Berger IPT--Growth and Income Fund (6)................       0.75%         --              0.25%                  1.00%
Berger IPT--Small Company Growth Fund (6).............       0.85%         --              0.30%                  1.15%
Berger IPT -New Generation Fund(6)....................       0.85%          -              0.30%                  1.15%
Berger/BIAM IPT--International Fund (6)...............       0.90%         --              0.30%                  1.20%

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC......................................       0.75%         --              0.04%                  0.79%

DREYFUS STOCK INDEX FUND..............................       0.25%         --              0.01%                  0.26%

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio...............       0.75%         --              0.06%                  0.81%
Dreyfus VIF International Value Portfolio.............       1.00%         --              0.35%                  1.35%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II....................       0.60%         --              0.19%                  0.79%
Federated International Equity Fund II (7)............       0.54%         --              0.71%                  1.25%
Federated Utility Fund II ............................       0.75%         --              0.19%                  0.94%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (8)....................        0.60%         --              0.47%                  1.07%
INVESCO VIF - Equity Income Fund (8).................        0.75%         --              0.42%                  1.17%

JANUS ASPEN SERIES, Institutional Shares
Aggressive Growth Portfolio(9).......................        0.65%         --              0.02%                  0.67%
Growth Portfolio (9).................................        0.65%         --              0.02%                  0.67%
Worldwide Growth Portfolio (9).......................        0.65%         --              0.05%                  0.70%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (10)...............       0.75%       0.25%             0.25%                  1.25%
Lazard Retirement Small Cap Portfolio (10)............       0.75%       0.25%             0.25%                  1.25%

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio............................        0.50%         --              0.37%                  0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...........................       0.70%         --              0.53%                  1.23%

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST
Limited Maturity Bond Portfolio.......................       0.65%         --              0.11%                  0.76%
Partners Portfolio....................................       0.80%         --              0.07%                  0.87%

RYDEX VARIABLE TRUST
OTC Fund..............................................       0.75%          -              0.80%                  1.55%
Nova Fund.............................................       0.75%          -              0.80%                  1.55%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio (11)......................................       0.75%        0.25%            0.11%                  1.11%
Seligman Global Technology Portfolio (11).............       1.00%        0.15%            0.40%                  1.55%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II...................................       1.00%         --              0.14%                  1.14%

STRONG VARIABLE INSURANCE FUNDS, INC
Strong Mid Cap Growth Fund II (12)...................        1.00%         --              0.15%                  1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (13)
Worldwide Bond Fund...................................       1.00%         --              0.22%                  1.22%
Worldwide Emerging Markets Fund.......................       1.00%         --              0.54%                  1.54%
Worldwide Hard Assets Fund............................       1.00%         --              0.26%                  1.26%
Worldwide Real Estate Fund............................       1.00%         --              2.23%                  3.23%




(1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/01 to ensure that total annual operating expenses do not exceed:
      0.90% for Conseco 20 Focus Portfolio; 0.85% for Equity Portfolio; 0.85% for Balanced Portfolio; 0.90% for High Yield Portfolio; 0.70% for Fixed Income Portfolio; 0.70% for Government Securities Portfolio and 0.45% for Money Market Portfolio. The Adviser and Administrator may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of 3 years, after the date of the waiver.

(2) Because these Portfolios have not completed a full fiscal year, other expenses are estimated.

(3) Conseco Capital Management, Inc., since May 1, 1993, has waived its management fees in excess of the annual rate set forth above. Absent such fee waivers, the management fees for the Money Market Portfolio would be 0.60%.

(4) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .01% of interest expense.

(5) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(6) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT-Growth Fund and the Berger IPT-Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT-Small Company Growth Fund and the Berger IPT-New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT-International Fund exceed 1.20% of the respective fund's average daily net assets. Absent the waiver and reimbursement, the other expenses for the Berger IPT-Growth Fund, the Berger IPT-New Generation Fund, Berger IPT-Growth and Income Fund, the Berger IPT-Small Company Growth Fund and the Berger/BIAM IPT-International Fund would have been 1.43%, 0.43%, 0.64%, 2.10% and 1.55%, respectively, and their Total Annual Portfolio Expenses would have been 2.18%, 1.18%, 1.49%, 2.95% and 2.45%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees. Expenses shown for the Berger IPT-New Generation Fund are based on estimates for the Fund's first full year of operations.

(7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

(8) The Fund's actual Total Annual Portfolio Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses did not exceed 1.05% for the High Yield Fund's average net assets and 1.15% for the Equity Income Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Without such absorption, but excluding any expense offset arrangements, Other Expenses and Total Annual Operating Expenses for the fiscal year ended December 31, 1999 were 0.48% and 1.08% respectively of the High Yield Fund's average net assets, and 0.44% and 1.19% respectively of the Equity Income Fund's average net assets.

(9) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(10) Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1999 would have been 5.63% for the Lazard Retirement Equity Portfolio and 7.31% for the Lazard Retirement Small Cap Portfolio.

(11) The amount of the Management Fee and Other Expenses are actual expenses for the fiscal year ended December 31, 1999. Seligman Communications and Information Fund and Seligman Global Technology Fund began offering shares charging 12b-1 fees effective May 1, 2000. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global Technology Portfolio, other than the management fee, which exceed .40%. Without reimbursement, other expenses and total annual portfolio expenses would have been .41% and 1.56% respectively, for Seligman Global Technology Portfolio. There is no assurance that Seligman will continue this policy in the future.

(12) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.02%. Without these absorptions, the expenses would have been 1.17% for the year ended December 31, 1999. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

(13) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets for the period January 1, 1999 to May 12, 1999. For the period May 13, 1999 to December 31, 1999, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.30% of average daily net assets. For the Worldwide Real Estate Fund, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) for the period January 2, 1999 to February 28, 1999. The Adviser also agreed to assume expenses exceeding 1.50% of the Worldwide Real Estate Fund's average daily net assets for the period March 3, 1999 to December 31, 1999. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses.

Examples:

   [] Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

   [] This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

   [] The table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract.

   [] Annual contract charges have been approximated as a .07% annual asset charge.


    You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed.

   EXAMPLE 1 - If you surrender the Contract at the end of the time periods:

                                                                               1 YEAR      3 YEARS       5 YEARS        10 YEARS
- ---------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ..............................................        $70          $112          $155          $257
Equity Portfolio ........................................................         69           108           149           243
Balanced Portfolio ......................................................         69           107           148           241
High Yield Portfolio ....................................................         70           112           155           257
Fixed Income Portfolio ..................................................         68           105           144           233
Government Securities Portfolio .........................................         68           104           143           232
Money Market Portfolio ..................................................         65            96           130           204

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........................................         69           108           150           246
Alger American Leveraged AllCap Portfolio ...............................         71           113           157           260
Alger American MidCap Growth Portfolio ..................................         70           110           153           252
Alger American Small Capitalization Portfolio ...........................         70           112           155           257

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth ....................................................         68           106           145           236
VP International ........................................................         75           125           178           302
VP Value ................................................................         71           115           161           267

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund ..................................................         71           115           161           267
Berger IPT--Growth and Income Fund ......................................         71           115           161           267
Berger IPT--Small Company Growth Fund ...................................         73           119           168           283
Berger IPT New Generation Fund ..........................................         73           119           168           283
Berger/BIAM IPT International Fund ......................................         73           121           171           288

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................         69           108           150           246

DREYFUS STOCK INDEX FUND ................................................         64            92           122           188

DREYFUS VARIABLE INVESTMENT FUND, INC.
Dreyufus VIF Disciplined Stock Portfolio ................................         70           109           151           248
Dreyfus VIF International Value Portfolio ...............................         75           125           178           303

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ......................................         69           108           150           246
Federated International Equity Fund II ..................................         74           122           173           293
Federated Utility Fund II ...............................................         71           113           158           261

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund ............................................         72           117           164           275
INVESCO VIF--Equity Income Fund .........................................         73           120           169           285

JANUS ASPEN SERIES
Aggressive Growth Portfolio .............................................         68           105           144           233
Growth Portfolio ........................................................         68           105           144           233
Worldwide Growth Portfolio ..............................................         68           106           145           236

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ......................................         74           122           173           293
Lazard Retirement Small Cap Portfolio ...................................         74           122           173           293

LORD ABBETT SERIES FUND, INC .
Growth & Income Portfolio ...............................................         70           111           154           254

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............................................         74           122           172           291

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........................................         69           107           148           242
Partners Portfolio ......................................................         70           111           154           254

RYDEX VARIABLE TRUST
OTC Fund.................................................................         77           131           188           323
Nova Fund................................................................         77           131           188           323

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio........................         73           118           166           279
Seligman Global Technology Portfolio.....................................         77           131           188           323

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .....................................................         73           119           168           282

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II ...........................................         73           119           168           283

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .....................................................         74           121           172           290
Worldwide Emerging Markets Fund .........................................         77           131           188           322
Worldwide Hard Assets Fund ..............................................         74           123           174           294
Worldwide Real Estate Fund ..............................................         94           181           269           475

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

   EXAMPLE 2 - If you do not surrender your Contract at the end of the time periods:

                                                                               1 YEAR      3 YEARS        5 YEARS       10 YEARS
- ---------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ..............................................        $20           $61          $105          $226
Equity Portfolio ........................................................         18            57            98           212
Balanced Portfolio ......................................................         18            56            97           210
High Yield Portfolio ....................................................         20            61           105           226
Fixed Income Portfolio ..................................................         17            54            93           202
Government Securities Portfolio .........................................         17            54            92           201
Money Market Portfolio ..................................................         15            46            79           173

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........................................         19            58            99           215
Alger American Leveraged AllCap Portfolio ...............................         20            62           106           229
Alger American MidCap Growth Portfolio ..................................         19            59           102           221
Alger American Small Capitalization Portfolio ...........................         20            61           105           226

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth ....................................................         18            55            94           205
VP International ........................................................         24            74           127           271
VP Value ................................................................         21            64           110           237

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund ..................................................         21            64           110           237
Berger IPT Growth and Income Fund .......................................         21            64           110           237
Berger IPT Small Company Growth Fund ....................................         22            68           117           252
Berger IPT New Generation Fund ..........................................         22            68           117           252
Berger/BIAM IPT--International Fund .....................................         23            70           120           257

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................         19            58            99           215

DREYFUS STOCK INDEX FUND ................................................         13            41            72           157

DREYFUS VARIABLE INVESTMENT FUND, INC.
Dreyfus VIF Disciplined Stock Portfolio .................................         19            58           100           217
Dreyfus VIF International Value Portfolio ...............................         24            74           127           272

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ......................................         19            58            99           215
Federated International Equity Fund II ..................................         23            71           122           262
Federated Utility Fund II ...............................................         20            62           107           230

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF High Yield Fund ............................................          21            66           113           244
INVESCO VIF Equity Income Fund .........................................          22            69           118           254

JANUS ASPEN SERIES
Aggressive Growth Portfolio .............................................         17            54            93           202
Growth Portfolio ........................................................         17            54            93           202
Worldwide Growth Portfolio ..............................................         18            55            94           205

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ......................................         23            71           122           262
Lazard Retirement Small Cap Portfolio ...................................         23            71           122           262

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ...............................................         19            60           103           223

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............................................         23            71           121           260

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........................................         18            57            97           211
Partners Portfolio ......................................................         19            60           103           223

RYDEX VARIABLE TRUST
OTC Fund.................................................................         26            80           137           292
Nova Fund................................................................         26            80           137           292

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio .......................         22            67           115           248
Seligman Global Technology Portfolio ....................................         26            80           137           292

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .....................................................         22            68           117           251

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II ...........................................         22            68           117           252
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .....................................................         23            71           121           259
Worldwide Emerging Markets Fund .........................................         26            80           137           291
Worldwide Hard Assets Fund ..............................................         23            72           123           263
Worldwide Real Estate Fund ..............................................         43           130           218           444


   EXAMPLE 3 - If you annuitize at the end of the time periods:

                                                                               1 YEAR       3 YEARS      5 YEARS        10 YEARS
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ..............................................        $70          $112          $105          $227
Equity Portfolio ........................................................         69           108            99           213
Balanced Portfolio ......................................................         69           107            98           211
High Yield Portfolio ....................................................         70           112           105           227
Fixed Income Portfolio ..................................................         68           105            94           203
Government Securities Portfolio .........................................         68           104            93           202
Money Market Portfolio ..................................................         65            96            80           174


THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........................................         69           108           100           216
Alger American Leveraged AllCap Portfolio ...............................         71           113           107           230
Alger American MidCap Growth Portfolio ..................................         70           110           103           222
Alger American Small Capitalization Portfolio ...........................         70           112           105           227

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth ....................................................         68           106            95           206
VP International ........................................................         75           125           128           272
VP Value ................................................................         71           115           111           237

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund ..................................................         71           115           111           237
Berger IPT Growth and Income Fund .......................................         71           115           111           237
Berger IPT Small Company Growth Fund ....................................         73           119           118           253
Berger IPT New Generation Fund ..........................................         73           119           118           253
Berger/BIAM IPT--International Fund .....................................         73           121           121           258

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................         69           108           100           216

DREYFUS STOCK INDEX FUND ................................................         64            92            72           158

DREYFUS VARIABLE INVESTMENT FUND, INC.
Dreyfus VIF Disciplined Stock Portfolio .................................         70           109           101           218
Dreyfus VIF International Value Portfolio ...............................         75           125           128           273

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ......................................         69           108           100           216
Federated International Equity Fund II ..................................         74           122           123           263
Federated Utility Fund II ...............................................         71           113           108           231

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF High Yield Fund ............................................          72           117           114           245
INVESCO VIF Equity Income Fund .........................................          73           120           119           255

JANUS ASPEN SERIES
Aggressive Growth Portfolio .............................................         68           105            94           203
Growth Portfolio ........................................................         68           105            94           203
Worldwide Growth Portfolio ..............................................         68           106            95           206

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ......................................         74           122           123           263
Lazard Retirement Small Cap Portfolio ...................................         74           122           123           263

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ...............................................         70           111           104           224

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............................................         74           122           122           261

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........................................         69           107            98           212
Partners Portfolio ......................................................         70           111           104           224

RYDEX VARIABLE TRUST
OTC Fund.................................................................         77           131           138           293
Nova Fund................................................................         77           131           138           293

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio .......................         73           118           116           249
Seligman Global Technology Portfolio ....................................         77           131           138           293

STRONG OPPORTUNITY FUND II, INC
Opportunity Fund II .....................................................         73           119           118           252

STRONG VARIABLE INSURANCE FUNDS, INC ....................................
Strong Mid Cap Growth Fund II ...........................................         73           119           118           253

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .....................................................         74           121           122           260
Worldwide Emerging Markets Fund .........................................         77           131           138           292
Worldwide Hard Assets Fund ..............................................         74           123           124           264
Worldwide Real Estate Fund ..............................................         94           181           219           445

   THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX A.


CONSECO VARIABLE, THE VARIABLE
ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE

   Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES

   You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this Prospectus.

FINANCIAL STATEMENTS

   The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

   The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

   At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity sub-account, Fixed Income sub-account and Money Market sub-account of restructured Variable Account, respectively.

   The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

   Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Conseco Variable may issue.

   The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds.

   Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

   (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

   (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

   (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account;

     (d) to substitute shares of a Fund for shares of another Fund (with prior approval of the Securities and Exchange Commission); and

   (e) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.

INVESTMENT OPTIONS

   The Contract offers 47 Variable Account Investment Options which invest in the Funds listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

     You should read the prospectuses for these Funds carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Fund prospectuses, call Conseco Variable at: (800) 557-7043. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.

     The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the Contract:

   Conseco 20 Focus Portfolio
   Equity Portfolio
   Balanced Portfolio
   High Yield Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

   VP Income & Growth
   VP International
   VP Value


BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment adviser to all portfolios except the Berger/BIAM IPT International Fund.
BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the adviser to the Berger/BIAM IPT International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the Contract:

   Berger IPT Growth Fund (formerly, Berger IPT-100 Fund)
   Berger IPT Growth and Income Fund
   Berger IPT-Small Company Growth Fund
   Berger IPT New Generation Fund
   Berger/BIAM IPT-International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND

   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND

   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

   Dreyfus VIF Disciplined Stock Portfolio
   Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II. The following portfolios are available under the Contract:

   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (not available for new sales as of May 1, 2000)

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:

   INVESCO VIF High Yield Fund

   INVESCO VIF Equity Income Fund

JANUS ASPEN SERIES

   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the Contract:

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the Contract:

   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the
Contract:

   Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the Contract:

   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following portfolios are available under the Contract:

   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:

   OTC Fund
   Nova Fund

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the Contract:

   Seligman Communications and Information Portfolio
   Seligman Global Technology Portfolio


STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the Contract:

   Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the Contract:

   Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   Shares of the Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS

   Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT

   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

   1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period;

   2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20% of the Fixed Account value;

   3. You may not make transfers from the Fixed Account once Annuity Payments begin.

   The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACT

   The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

   Unless contrary to law, assignment of the Contract or of a Participant's Individual Account is prohibited.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

   The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. Purchase Payments in excess of $500,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

   Conseco Variable must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Account, is credited to the Participant's account. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

   (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

   (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

   (c) a combination of both.

   You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

     Ten-Day Right to Review. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments, unless a different amount is required by state law.

   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

   We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

   Every business day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

   2. subtracting the daily amount of the mortality and expense risk fee.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS

   During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any 30-day period. You can only make one transfer from the Fixed Account in any 6 month period of no more than 20% of the Fixed Account value. You can make transfers between sub-accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

HOW YOU CAN MAKE TRANSFERS

   Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers or internet transfers on forms we provide. Internet transfers may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. By authorizing Conseco Variable to accept telephone and internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.

   Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING

   Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING

   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions or over the internet. The rebalancing program may also be available through the internet (check with your representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time.

ASSET ALLOCATION PROGRAM

Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract before the Maturity Date.

Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEPS

   Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS

   You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Account under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

   For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Conseco Variable will call you to get instructions. If Conseco Variable cannot get instructions from you, it will return the withdrawal request to you.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL
  RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,

   (2) retirement, or

   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you attain age 591/2,

   (2) when you separate from service,

   (3) when you die,

   (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

   (5) in the case of hardship, or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o  salary reduction contributions made after December 31, 1988;

   o  income attributable to such contributions; and

   o  income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

CONVERSION TO INDIVIDUAL ACCOUNT UPON TERMINATION IN PLAN

   Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.


SYSTEMATIC WITHDRAWAL PLAN

   Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge").

   SWP is not available if you participate in the dollar cost averaging program or if you have Purchase Payments automatically deducted from a bank account on a periodic basis.

   SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment performance results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If the investment performance results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

   If you make a partial or full withdrawal during the Accumulation Period, Conseco Variable will deduct a withdrawal charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Account. During the Annuity Period, withdrawal charges may apply to the fourth and fifth options.

   We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant.

   The withdrawal charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Account. In no event, however, will the cumulative deductions exceed 8.5% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Participant's Individual Account.

COMPLETED ANNUAL PURCHASE PAYMENT
PERIODS FOR THE INDIVIDUAL ACCOUNT           CHARGE
- ---------------------------------------------------


Less than 5 ................................  5.00%
5 but less than 10 .........................  3.00%
10 but less than 15 ........................  2.00%
15 or more .................................  None

EXAMPLES:

   (1) If you make a complete withdrawal of your Individual Account before five completed Purchase Payment periods:

 VALUE OF
CONTRACT OR
INDIVIDUAL
  ACCOUNT
  (AMOUNT     WITHDRAWAL  ADMINISTRATIVE  REDEMPTION
 REDEEMED)      CHARGE    FEE DEDUCTION*    PAYMENT
- -----------------------------------------------------
$ 2,000        5%($100)        $15         $ 1,885

*Applicable to full withdrawals only.

   (2) If you make a partial withdrawal of your Individual Account before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:
                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

AMOUNT           AMOUNT     WITHDRAWAL          REDEMPTION
REQUESTED        REDEEMED     CHARGE             PAYMENT
- ----------------------------------------------------------
$1,000.00      $1,052.63      $52.63(5%)        $1,000.00

   In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGE
  (ANNUAL CONTRACT FEE)

   During the Accumulation Period, Conseco Variable deducts an annual contract fee of $15 on each July 2 from the Individual Account value. If you fully surrender your Individual Account prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

   Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

MORTALITY AND EXPENSE RISK CHARGE

   Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

   Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.

   Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.

   EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination (See "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred. Currently, the mortality and expense risk fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74%, and .99%, respectively. (the "Expense Guarantee Agreement").

   Accordingly, Conseco Variable will reimburse the appropriate sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

     The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

PREMIUM TAXES

   We may deduct any premium tax due from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

FUND EXPENSES

   There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

REDUCTION OR ELIMINATION
  OF CONTRACT CHARGES

   In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

   Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

   Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFITS

   In the event of the death of a Participant before Annuity Payments commence, Conseco Variable will pay the beneficiary the value of the Participant's Individual Account, less any debt. We will determine the Individual Account value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.

   Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 701/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

   In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

   If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

THE ANNUITY PERIOD

OPTIONAL ANNUITY PERIOD ELECTIONS

   The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Account will be applied as follows:

   o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

   o the value in the sub-account(s) of Variable Account will be applied, separately, to provide variable annuity payments.

   By giving written notice to Conseco Variable at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

   o  the annuity option to any of the annuity options described below, and

   o the manner in which the value of a Participant's Individual Account is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

   Once Annuity Payments begin, no changes may be elected by the Contract Owner.

   Prior to the selected Annuity Date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

   The assumed investment rate (AIR) is 31/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. If the performance of the Variable Account Investment Options exceeds the 31/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 31/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

   You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

   See "Federal Tax Status" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

   You may select one of the following annuity options:

   FIRST OPTION - LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

   SECOND OPTION - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 662/3% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

   FOURTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Account is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Conseco Variable will treat this one sum payment as a surrender. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

   FIFTH OPTION - PAYMENTS OF A DESIGNATED DOLLAR AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Account value applied. If the number of completed annual Purchase Payment periods for the Individual Account is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

   To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

   The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

   You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

   Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE
 ANNUITY PERIOD

   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

FEDERAL TAX STATUS

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

   You will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

   When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   If you purchase the Contract as an individual and not under any specially sponsored program, your Contract is referred to as a non-qualified Contract.

   If you purchase the Contract under a specially sponsored program, your Contract is referred to as a qualified Contract.

     A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in the Code);

   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   (5) paid under an immediate annuity; or

   (6) which are allocable to Purchase Payments made prior to August 14, 1982.


WITHDRAWALS - QUALIFIED CONTRACTS

   If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts. The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in Code);

   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

   (5) paid to you after you have attained age 55 and left your employment;

   (6) paid for certain allowable medical expenses (as defined in the Code);

   (7) paid pursuant to a qualified domestic relations order;

   (8) paid on account of an IRS levy on the qualified contract.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to Purchase Payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

   (1) reaches age 59 1/2;

   (2) leaves his or her job;

   (3) dies;

   (4) becomes disabled (as that term is defined in the Code);

   (5) in the case of hardship; or

   (6) pursuant to a qualified domestic relations order, if otherwise permitted.

   However, in the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings. You should consult your own tax adviser about your own circumstances.

DIVERSIFICATION

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL

   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

General Matters

   PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   General Information and History
   Independent Accountants
   Distribution
   Voting Rights
   Calculation of Yield Quotations
   Calculation of Total Return Quotations
   Other Performance Data
   Federal Tax Status
   Annuity Provisions
   Financial Statements
- ------------------------------------------------------------------------------

                             (cut along dotted line)

    If you would like a free copy of the Statement of Additional Information dated May 1, 2000 for this prospectus, please complete this form, detach, and mail to:
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

   Gentlemen:

   Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C group contract at the following address:

   Name:
        ------------------------------------------------------------------------
   Mailing Address:
                   -------------------------------------------------------------


   -----------------------------------------------------------------------------
                                      Sincerely,


   -----------------------------------------------------------------------------
                                     (Signature)


APPENDIX A

CONDENSED FINANCIAL INFORMATION

The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                        1999          1998         1997         1996         1995         1994
===================================================================================================================================
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (C)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.219       $2.030       $1.740       $1.370       $1.052       $1.068
Accumulation unit value at end of period .........      $2.874       $2.219       $2.030       $1.740       $1.370       $1.052
Percentage change in accumulation unit value .....      29.55%        9.27%       16.68%       27.01%       30.19%       (1.51)%
Number of accumulation units
  outstanding at end of period ...................   6,250,754     7,300,114    6,907,154    5,801,102    5,007,682    3,888,125
- ----------------------------------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...     $24.295      $21.148      $17.933      $12.448       $9.191       $9.069
Accumulation unit value at end of period .........     $36.036      $24.295      $21.148      $17.933      $12.448       $9.191
Percentage change in accumulation unit value .....      48.33%       14.88%       17.93%       44.06%       35.44%        1.35%
Number of accumulation units
  outstanding at end of period ...................   6,177,795    7,294,849    8,714,598    8,464,009    7,950,068    7,356,167
- ----------------------------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...     $19.232      $16.740      $14.195       $9.854       $7.275       $7.179
Accumulation unit value at end of period .........     $28.526      $19.232      $16.740      $14.195       $9.854       $7.275
Percentage change in accumulation unit value .....      48.33%       14.88%       17.93%       44.06%       35.44%        1.35%
Number of accumulation units
  outstanding at end of period ...................     154,728      223,506      274,648      283,828      286,775      271,457
- ----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $5.738       $5.445       $4.990       $4.790       $4.080       $4.224
Accumulation unit value at end of period .........      $5.674       $5.738       $5.445       $4.990       $4.790       $4.080
Percentage change in accumulation unit value .....      -1.12%        5.39%        9.11%        4.19%       17.38%       -3.41%
Number of accumulation units
  outstanding at end of period ...................   2,139,411    2,455,411    2,784,065    2,973,412    3,072,607    2,961,739
- ----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $5.514       $5.232       $4.795       $4.602       $3.921       $4.059
Accumulation unit value at end of period .........      $5.452       $5.514       $5.232       $4.795       $4.602       $3.921
Percentage change in accumulation unit value .....      -1.12%        5.39%        9.11%        4.19%       17.38%       -3.41%
Number of accumulation units
  outstanding at end of period ...................     69,191        93,115      125,557      136,642      179,684      197,847
- ----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.336       $1.261       $1.176       $1.156       $0.995       $1.034
Accumulation unit value at end of period .........      $1.290       $1.336       $1.261       $1.176       $1.156       $0.995
Percentage change in accumulation unit value .....      -3.44%        6.01%        7.19%        1.72%       16.18%       -3.79%
Number of accumulation units
  outstanding at end of period ...................     989,803      702,665      485,631      365,164      422,359      335,451
- ----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.821       $2.708       $2.598       $2.496       $2.387       $2.321
Accumulation unit value at end of period .........      $2.930       $2.821       $2.708       $2.598       $2.496       $2.387
Percentage change in accumulation unit value .....       3.85%        4.18%        4.22%        4.10%        4.57%        2.85%
Number of accumulation units
  outstanding at end of period ...................   3,362,182    1,922,118    1,624,326    1,849,618    1,538,629    1,619,841

                                                           1993         1992        1991        1990
===========================================================================================================
- --------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (C)
- -------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $1.000          N/A         N/A         N/A
Accumulation unit value at end of period .........       $1.068          N/A         N/A         N/A
Percentage change in accumulation unit value .....        6.84%          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................    2,257,426          N/A         N/A         N/A
- -------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
- -------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $8.492       $8.292      $5.827      $6.313
Accumulation unit value at end of period .........       $9.069       $8.492      $8.292      $5.827
Percentage change in accumulation unit value .....        6.79%        2.41%      42.30%      -7.70%
Number of accumulation units
  outstanding at end of period ...................    6,310,119    5,499,342   4,667,263   4,275,235
- -----------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
- -------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $6.722       $6.564      $4.612      $4.997
Accumulation unit value at end of period .........       $7.179       $6.722      $6.564      $4.612
Percentage change in accumulation unit value .....        6.79%        2.41%      42.30%      -7.70%
Number of accumulation units
  outstanding at end of period ...................      252,573      191,299     152,332     125,393
- --------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
- --------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $3.768       $3.466      $2.899      $2.743
Accumulation unit value at end of period .........       $4.224       $3.768      $3.466      $2.899
Percentage change in accumulation unit value .....       12.12%        8.70%      19.57%       5.66%
Number of accumulation units
  outstanding at end of period ...................    3,003,770    2,490,084   2,145,672   1,998,622
- -------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
- -------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $3.620       $3.330      $2.785      $2.636
Accumulation unit value at end of period .........       $4.059       $3.620      $3.330      $2.785
Percentage change in accumulation unit value .....       12.12%        8.70%      19.57%       5.66%
Number of accumulation units
  outstanding at end of period ...................      185,569      123,618      98,273     118,597
- ------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $1.000          N/A         N/A         N/A
Accumulation unit value at end of period .........       $1.034          N/A         N/A         N/A
Percentage change in accumulation unit value .....         3.42%         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      535,607          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $2.280       $2.224      $2.120      $1.978
Accumulation unit value at end of period .........       $2.321       $2.280      $2.224      $2.120
Percentage change in accumulation unit value .....        1.79%        2.52%       4.89%       7.22%
Number of accumulation units
  outstanding at end of period ...................    1,465,429    1,790,486   1,762,019   1,798,156



====================================================================================================================================

CONDENSED FINANCIAL INFORMATION
                                                         1999         1998         1997         1996         1995         1994
===================================================================================================================================
- ----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.765       $1.204       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $2.338       $1.765       $1.204          N/A          N/A          N/A
Percentage change in accumulation unit value .....      32.41%       46.60%       20.42%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................   1,184,056      335,852      120,648          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.898       $1.855       $1.565       $1.411       $1.000          N/A
Accumulation unit value at end of period .........      $5.109       $2.898       $1.855       $1.565       $1.411          N/A
Percentage change in accumulation unit value .....      76.29%       56.26%       18.49%       10.92%       41.12%          N/A
Number of accumulation units
  outstanding at end of period ...................   1,092,626      479,432      388,810      332,180       48,284          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.547       $1.199       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $2.019       $1.547       $1.199          N/A          N/A          N/A
Percentage change in accumulation unit value .....      30.54%       29.00%       19.91%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     107,741       85,729       10,680          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.590       $1.390       $1.260       $1.222       $1.000          N/A
Accumulation unit value at end of period .........      $2.257       $1.590       $1.390       $1.260       $1.222          N/A
Percentage change in accumulation unit value .....      41.99%       14.38%       10.28%        3.14%       22.18%          N/A
Number of accumulation units
  outstanding at end of period ...................   1,477,791    1,509,932    1,616,358    1,294,236      421,326          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.289       $1.096       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $2.093       $1.289       $1.096          N/A          N/A          N/A
Percentage change in accumulation unit value .....      62.41%       17.58%        9.59%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     148,279      105,233           95          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
VP VALUE (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.276       $1.229       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.252       $1.276       $1.229          N/A          N/A          N/A
Percentage change in accumulation unit value .....      -1.84%        3.77%       22.93%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     300,067      111,175       19,126          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (F)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.085       $1.000          N/A          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.268       $1.085          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value .....      16.85%        8.48%          N/A          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     180,072       91,593          N/A          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT - Growth (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.307       $1.136       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.930       $1.307       $1.136          N/A          N/A          N/A
Percentage change in accumulation unit value .....      47.65%       15.13%       13.55%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     225,562      196,342       42,167          N/A          N/A          N/A


=============================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993         1992        1991        1990
======================================================================================================
- ----------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ----------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
- ----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
VP VALUE (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (F)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -GROWTH (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A


===================================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                         1999         1998         1997         1996         1995         1994
===================================================================================================================================
- ----------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.509       $1.219       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $2.375       $1.509       $1.219          N/A          N/A          N/A
Percentage change in accumulation unit value .....      57.47%       23.79%       21.87%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     237,838      115,344       64,326          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.386       $1.374       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $2.626       $1.386       $1.374          N/A          N/A          N/A
Percentage change in accumulation unit value .....      89.55%        0.85%       37.38%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     158,133       83,064        1,949          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.118       $0.972       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.455       $1.118       $0.972          N/A          N/A          N/A
Percentage change in accumulation unit value .....      30.10%       14.97%       -2.75%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................      1,907             0        3,085          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.301       $1.796       $1.413       $1.178       $1.000          N/A
Accumulation unit value at end of period .........      $2.964       $2.301       $1.796       $1.413       $1.178          N/A
Percentage change in accumulation unit value .....      28.79%       28.09%       27.11%       20.01%       17.76%          N/A
Number of accumulation units
  outstanding at end of period ...................   1,607,964      802,406      359,437      114,173       27,728          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.352       $1.853       $1.402       $1.160       $1.000          N/A
Accumulation unit value at end of period .........      $2.808       $2.352       $1.853       $1.402       $1.160          N/A
Percentage change in accumulation unit value .....      19.40%       26.94%       32.20%       20.79%       16.03%          N/A
Number of accumulation units
  outstanding at end of period ...................   8,745,043     5,996,870    3,025,807    1,395,520      561,967          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.387       $1.364       $1.210       $1.070       $1.000          N/A
Accumulation unit value at end of period .........      $1.405       $1.387       $1.364       $1.210       $1.070          N/A
Percentage change in accumulation unit value .....       1.29%        1.68%       12.70%       13.17%        6.96%          N/A
Number of accumulation units
  outstanding at end of period ...................     521,675      402,613      103,898       44,124        1,178          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY II (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.494       $1.201       $1.102       $1.028       $1.000          N/A
Accumulation unit value at end of period .........      $2.734       $1.494       $1.201       $1.102       $1.028          N/A
Percentage change in accumulation unit value .....      83.05%       24.33%        8.99%        7.23%        2.80%          N/A
Number of accumulation units
  outstanding at end of period ...................     158,076      153,805      117,785       70,090        9,399          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.758       $1.558       $1.243       $1.125       $1.000          N/A
Accumulation unit value at end of period .........      $1.770       $1.758       $1.558       $1.243       $1.125          N/A
Percentage change in accumulation unit value .....       0.68%       12.82%       25.38%       10.45%       12.53%          N/A
Number of accumulation units
  outstanding at end of period ...................     417,936      428,133      196,753      111,929       53,189          N/A

=============================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993         1992        1991        1990
====================================================================================================
- ---------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
- -------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
- -------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
- -------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
- -------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY II (d)
- -------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
- -------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A


===================================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                         1999         1998         1997         1996         1995         1994
===================================================================================================================================
- ----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.011       $1.513       $1.357       $1.269       $1.000          N/A
Accumulation unit value at end of period .........      $4.489       $2.011       $1.513       $1.357       $1.269          N/A
Percentage change in accumulation unit value .....     123.17%       32.92%       11.54%        6.87%       26.93%          N/A
Number of accumulation units
  outstanding at end of period ...................   2,363,771    1,484,765    1,145,154      881,491      398,348          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
GROWTH (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.240       $1.668       $1.372       $1.170       $1.000          N/A
Accumulation unit value at end of period .........      $3.193       $2.240       $1.668       $1.372       $1.170          N/A
Percentage change in accumulation unit value .....      42.55%       34.31%       21.53%       17.27%       17.02%          N/A
Number of accumulation units
  outstanding at end of period ...................   3,595,530    1,772,621    1,026,609      570,927      144,293          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.394       $1.876       $1.551       $1.214       $1.000          N/A
Accumulation unit value at end of period .........      $3.898       $2.394       $1.876       $1.551       $1.214          N/A
Percentage change in accumulation unit value .....      62.82%       27.64%       20.94%       27.74%       21.40%          N/A
Number of accumulation units
  outstanding at end of period ...................   8,203,823    6,332,820    4,929,502    1,845,276      230,889          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.081       $1.046       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.086       $1.081       $1.046          N/A          N/A          N/A
Percentage change in accumulation unit value .....       0.47%        3.35%        4.59%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................      79,074      225,717            0          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
PARTNERS (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.283       $1.243       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.363       $1.283       $1.243          N/A          N/A          N/A
Percentage change in accumulation unit value .....       6.30%        3.17%       24.32%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     422,449      336,371       60,137          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.386       $1.233       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.852       $1.386       $1.233          N/A          N/A          N/A
Percentage change in accumulation unit value .....      33.57%       12.41%       23.32%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     160,380       89,350        4,089          N/A          N/A          N/A
- ----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
- ----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.622       $1.274       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $3.050       $1.622       $1.274          N/A          N/A          N/A
Percentage change in accumulation unit value .....      87.99%       27.40%       27.35%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     110,428      145,329        3,989          N/A          N/A          N/A

=============================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993         1992        1991        1990
=======================================================================================================
- ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
GROWTH (d)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
PARTNERS (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
- ------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A

==============================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                          1999        1998        1997        1996        1995        1994
==============================================================================================================================
- ------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.172      $1.050      $1.036      $1.021      $1.000         N/A
Accumulation unit value at end of period .........      $1.070      $1.172      $1.050      $1.036      $1.021         N/A
Percentage change in accumulation unit value .....      -8.74%      11.63%       1.37%       1.50%       2.05%         N/A
Number of accumulation units
  outstanding at end of period ...................      37,696      30,830      16,578      23,735       6,030         N/A
==============================================================================================================================
WORLDWIDE EMERGING MARKETS (e)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.527      $0.808      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.044      $0.527      $0.808         N/A         N/A         N/A
Percentage change in accumulation unit value .....      98.29%     -34.80%     -19.24%         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................     253,897     177,924      99,333         N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.840      $1.228      $1.262      $1.080      $1.000         N/A
Accumulation unit value at end of period .........      $1.006      $0.840      $1.228      $1.262      $1.080         N/A
Percentage change in accumulation unit value .....      19.80%     -31.62%      -2.66%      16.88%       7.97%         N/A
Number of accumulation units
  outstanding at end of period ...................     556,013     198,619    $280,960      49,773      27,240         N/A
- ------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.854       $1.00         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $0.828      $0.854         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      -2.99%      14.60%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      14,855       3,276         N/A         N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DREYFUS VIF DISCIPLINED STOCK (f)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.075      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.260      $1.075         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      17.27%       7.48%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      57,395      18,002         N/A         N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE (f)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.944      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.195      $0.944         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      26.55%      -5.58%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       5,892           0         N/A         N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.953      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.030      $0.953         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       8.11%      -4.69%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................     119,099      22,719         N/A         N/A         N/A         N/A
- ------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
- ------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.032      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.173      $1.032         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      13.70%       3.20%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      12,180      34,697         N/A         N/A         N/A         N/A

====================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993        1992        1991        1990
=======================================================================================================
- -----------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A
=======================================================================================================
WORLDWIDE EMERGING MARKETS (e)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DREYFUS VIF DISCIPLINED STOCK (f)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE (f)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A
- -----------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
- -----------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A

==============================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                         1999        1998        1997        1996        1995        1994
==============================================================================================================================
==============================================================================================================================
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $1.058      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.133      $1.058         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       7.09%       5.81%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       1,022           0         N/A         N/A         N/A         N/A
==============================================================================================================================
LAZARD RETIREMENT SMALL CAP (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $0.858      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $0.893      $0.858         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       4.08%     -14.23%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................          44       4,307         N/A         N/A         N/A         N/A
==============================================================================================================================
LORD ABBETT SERIES FUND, INC.
GROWTH & INCOME (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $1.007      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.164      $1.007         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      15.58%       0.73%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      13,117      13,870         N/A         N/A         N/A         N/A
==============================================================================================================================
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $0.992      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.084      $0.992         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       9.23%      -0.75%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       6,825       5,287         N/A         N/A         N/A         N/A

==============================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                        1993        1992        1991        1990
=======================================================================================================
=======================================================================================================
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
=======================================================================================================
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A
=======================================================================================================
LAZARD RETIREMENT SMALL CAP (f)
=======================================================================================================
Accumulation unit value at beginning of period ...       N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A
========================================================================================================
LORD ABBETT SERIES FUND, INC.
GROWTH & INCOME (f)
========================================================================================================
Accumulation unit value at beginning of period ...       N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A
========================================================================================================
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
=========================================================================================================
Accumulation unit value at beginning of period ...       N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A


(a) The unit value was $1.000 on the inception date of December 3, 1965.
(b) The unit value was $1.000 on the inception date of May 19, 1981.
(c) The unit value was $1.000 on the inception date of May 1, 1993.
(d) The unit value was $1.000 on the inception date of June 1, 1995.
(e) The unit value was $1.000 on the inception date of May 1, 1997.
(f) The unit value was $1.000 on the inception date of May 1, 1998.

There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until the date of this prospectus: Conseco 20 Focus; Conseco High Yield; Berger IPT-New Generation; Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman Global Technology.



                           APPENDIX B

                    MORE INFORMATION ABOUT THE FUNDS


Below is a summary of the investment objectives and strategies of each portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

Conseco 20 Focus Portfolio

The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20 - 30 common stocks.

Equity Portfolio

The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

Balanced Portfolio

The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

High Yield Portfolio

The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities
(those rated BB+/Ba1 or lower by independent rating agencies).

Fixed Income Portfolio

The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

Government Securities Portfolio

The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

Money Market Portfolio

The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

Alger American Growth Portfolio

The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

Alger American Leveraged AllCap Portfolio

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

Alger American MidCap Growth Portfolio

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Small Capitalization Portfolio

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP Income & Growth Fund

The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP International Fund

The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP Value Fund

The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment adviser to all Portfolios except the Berger/BIAM IPT International Fund.
BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the adviser to the Berger/BIAM IPT International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following Portfolios are available under the Contract:

Berger IPT-Growth Fund (formerly, Berger IPT -100 Fund)

The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong earnings growth.

Berger IPT-Growth and Income Fund

The Berger IPT-Growth and Income Fund aims for capital appreciation and has a secondary goal of investing in securities that produce current income for the portfolio. In pursuing these goals, the fund primarily invests in the securities of well-established, growing companies.

Berger IPT-Small Company Growth Fund

The Berger IPT-Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

Berger IPT - New Generation Fund

The Berger IPT - New Generation Fund seeks capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

Berger/BIAM IPT-International Fund

The Berger/BIAM IPT-International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

Dreyfus VIF Disciplined Stock Portfolio

The Dreyfus VIF Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

Dreyfus VIF International Value Portfolio

The Dreyfus VIF International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following portfolios are available under the Contract:

Federated High Income Bond Fund II

The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

Federated Utility Fund II

The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

Federated International Equity Fund II

The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC. (not available for new sales as of May 1, 2000)

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the Contract:

INVESCO VIF - Equity Income Fund

The INVESCO VIF - Equity Income Fund's primary goal is high current income, with growth of capital as a secondary objective. The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher.

INVESCO VIF - High Yield Fund

The INVESCO VIF - High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

JANUS ASPEN SERIES

Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your Contract:

Aggressive Growth Portfolio

The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Growth Portfolio

The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Worldwide Growth Portfolio

The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the Contract:

Lazard Retirement Equity Portfolio

The Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement Small Cap Portfolio

The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the Contract:

Growth & Income Portfolio

The Growth & Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST

Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. is the investment adviser of the fund. The following portfolio is available under the Contract:

Growth and Income Portfolio

The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following portfolios are available under the Contract:

Limited Maturity Bond Portfolio

The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

Partners Portfolio

The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:

OTC Fund

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index . The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

Nova Fund

The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the Contract:

Seligman Communications and Information Portfolio

The Seligman Communications and Information Portfolio seeks capital gain.
The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

Seligman Global Technology Portfolio

The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the Contract:

Opportunity Fund II

The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, inc. is the investment advisor for the fund. The following portfolio is available under the Contract:

Mid-Cap Growth Fund II

The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

Worldwide Bond Fund

The Worldwide Bond Fund seeks high total return income plus capital appreciation by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors' Service.

Worldwide Emerging Markets Fund

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

Worldwide Hard Assets Fund

The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

Worldwide Real Estate Fund

The Worldwide Real Estate Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.


================================================================================
                                      PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT C

        11815 N. Pennsylvania Street o Carmel, IN 46032 o (317) 817-3700

                                    May 1, 2000



- ------------------------------------------------------------------------------

     This Statement Of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated May 1, 2000 for Conseco Variable Annuity Account C--Group Variable Deferred Annuity Contracts. You can obtain a copy of the Prospectus by contacting Conseco Variable Insurance Company at the address or telephone number given above.


TABLE OF CONTENTS

                                                                            PAGE

General Information And History ...........................................
Independent Accountants ...................................................
Distribution ..............................................................
Voting Rights .............................................................
Calculation of Yield Quotations ...........................................
Calculation of total Return Quotations ....................................
Other Performance Data ....................................................
Federal Tax Status ........................................................
Annuity Provisions ........................................................
Financial Statements ......................................................

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                      GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================

GENERAL INFORMATION AND HISTORY

   Conseco Variable Insurance Company (the "Company" or "Conseco Variable") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7,1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. The operations of the Company are handled by Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

INDEPENDENT ACCOUNTANTS

   The financial statements of Conseco Variable Annuity Account C and Conseco Variable Insurance Company have been examined by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION

     The Company continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815
N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

   Conseco Equity Sales performs the sales functions relating to the Contracts and the company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

VOTING RIGHTS

   Contract Owners may instruct Conseco Variable as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Conseco Variable will vote the shares of Sub-Accounts held by Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-Account for which timely instructions have not been received from Contract Owners will be voted by Conseco Variable for or against any proposition, or Conseco Variable will abstain, in the same proportion as shares in that Sub-Account for which instructions are received. Conseco Variable will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in Variable Account vote or abstain. However, if Conseco Variable determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

   Under certain Variable Annuity Contracts, not including contracts issued in connection with governmental employers deferred compensation plans described in the Prospectus, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts or valuation reserve. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

   The number of shares held in a Sub-Account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the commencement of Annuity payments, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

CALCULATION OF YIELD QUOTATIONS

   The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees and mortality and expense risk fees but does not include deductions for any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Portfolio of the Conseco Series Trust.

   The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

   The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held by the corresponding Portfolio of Conseco Series Trust and its operating expenses.

   The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2 ((A-B) + 1)6 -1)
                                       --
                                       CD

Where:
   A = the net investment income earned during the period by the Portfolio.
   B = the expenses accrued for the period (net of reimbursements, if any).
   C = the average daily number of accumulation units outstanding during the period.
   D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

   Conseco Variable may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

   Average annual total return quotations are computed according to the following formula:

                                 P (1+T)N = ERV

   Where:

   P = beginning purchase payment of $1,000.
   T = average annual total return.
   n = number of years in period.

   ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).


                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

=============================================================================================================================


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/99:
VARIABLE ACCOUNT SUB-ACCOUNTS
                                                  10 YEARS
                                                                         OR SINCE
                                            1 Year        5 YEARS        INCEPTION
- ----------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Balanced Portfolio (1)...................    23.64%         21.55%     16.64%
Equity Portfolio ........................    41.56%         30.69%     18.81%
Fixed Income Portfolio...................    (5.65%)    6.19%        7.31%
Government Securities Portfolio (1)          (7.86%)    1.52%     3.44%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3)......    26.37%         N/A     35.04%
Alger American Leveraged AllCap
  Portfolio (2) .........................    68.25%         N/A     41.83%
Alger American MidCap Growth
  Portfolio (3) .........................    24.57%         N/A     27.83%
Alger American Small Capitalization
  Portfolio (2) .........................    35.52%         N/A     18.68%

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC
VP International (3) ....................    55.02%         N/A     29.56%
VP Value (3) ............................    (6.33%)   N/A      6.89%
VP Income and Growth (4).................    11.51%         N/A     12.07%

BERGER INSTITUTIONAL
  PRODUCTS TRUST
Berger IPT - Growth Fund (3) ............    40.91%         N/A     25.69%
Berger IPT - Growth and Income
  Fund (3) ..............................    50.29%         N/A     35.85%
Berger IPT - Small Company
  Growth Fund (3) .......................    80.92%         N/A     41.06%
Berger/BIAM IPT - International
  Fund (3) ..............................    24.17%         N/A     13.06%

THE DREYFUS SOCIALLY RESPON-
  SIBLE GROWTH FUND, INC (2) ............    22.91%         N/A     25.94%

DREYFUS STOCK INDEX FUND (2) ............    13.95%         N/A     24.48%

FEDERATED INSURANCE SERIES
Federated High Income Bond
  Fund II (2) ...........................    (3.34%)%  N/A      7.02%
Federated International Equity
  Fund II (2) ...........................    13.08%         N/A     12.55%
Federated Utility Fund II (2) ...........    48.45%         N/A     23.75%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .........   113.00%         N/A     37.88%
Growth Portfolio (2) ....................    36.04%         N/A     28.01%
Worldwide Growth Portfolio (2) ..........    55.39%         N/A     33.70%

NEUBERGER BERMAN
  ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3)......   (4.13%)         N/A      1.34%
Partners Portfolio (3) ..................    1.45%          N/A     10.35%

STRONG VARIABLE INSURANCE
  FUNDS, INC
Strong Mid Cap Growth Fund II (3) .......    79.42%         N/A     49.18%

STRONG OPPORTUNITY FUND, INC.
Strong Opportunity Fund II (3) ..........    27.47%         N/A     23.75%

VAN ECK WORLDWIDE
  INSURANCE TRUST
Worldwide Bond Fund (2) .................   (12.92%)   N/A       .84%
Worldwide Emerging Markets
  Fund (3) ..............................    89.28%         N/A     (0.16%)
Worldwide Hard Assets Fund (2) ..........    14.34%         N/A     (0.49%)
Worldwide Real Estate Fund (4)...........   ( 7.43%)   N/A    (13.14%)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock
  Portfolio (4)..........................    11.91%         N/A     11.69%
Dreyfus VIF International Value
  Portfolio (4)..........................    20.78%         N/A      8.18%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (4).....        3.17%         N/A     (1.00%)
INVESCO VIF - Equity Income Fund (4)..        8.50%         N/A      7.01%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity
  Portfolio (4).......................        2.18%         N/A      5.37%
Lazard Retirement Small Cap
  Portfolio (4).......................  (0.68%)   N/A     (9.16%)

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio (4).........       10.29%    N/A      6.50%

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4).........        4.23%         N/A      2.05%

- ----------
(1) SINCE INCEPTION (MAY 1, 1993).
(2) SINCE INCEPTION (JUNE 1, 1995).
(3) SINCE INCEPTION (MAY 1, 1997).
(4) SINCE INCEPTION (MAY 1, 1998).


OTHER PERFORMANCE DATA

   Conseco Variable may from time to time also illustrate average annual total returns in a non-standard format as appears in the following "Gross Average Annual Total Returns" tables, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/99:
VARIABLE ACCOUNT SUB-ACCOUNTS

                                                                       10 YEARS
                                                                       OR SINCE
                                             1 Year         5 YEARS   INCEPTION
- -----------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Balanced Portfolio (1)...................    29.55%         22.26%     17.15%
Equity Portfolio ........................    48.33%         31.42%     19.03%
Fixed Income Portfolio...................    (1.12%)    6.82%        7.54%
Government Securities Portfolio (1)          (3.44%)    5.33%     3.90%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3)......    32.41%         N/A     37.42%
Alger American Leveraged AllCap
  Portfolio (2) .........................    76.29%         N/A     42.71%
Alger American MidCap Growth
  Portfolio (3) .........................    30.54%         N/A     30.10%
Alger American Small Capitalization
  Portfolio (2) .........................    41.99%         N/A     19.42%

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC
VP International (3) ....................    62.41%         N/A     31.85%
VP Value (3) ............................    (1.84%)   N/A      8.78%
VP Income and Growth (4).................    16.85%         N/A     15.25%

BERGER INSTITUTIONAL
  PRODUCTS TRUST
Berger IPT - Growth Fund (3) ............    47.65%         N/A     27.92%
Berger IPT - Growth and Income
  Fund (3) ..............................    57.47%         N/A     38.25%
Berger IPT - Small Company
  Growth Fund (3) .......................    89.55%         N/A     43.55%
Berger/BIAM IPT - International
  Fund (3) ..............................    30.10%         N/A     15.06%

THE DREYFUS SOCIALLY RESPON-
  SIBLE GROWTH FUND, INC (2) ............    28.79%         N/A     26.73%

DREYFUS STOCK INDEX FUND (2) ............    19.41%         N/A     25.25%

FEDERATED INSURANCE SERIES
Federated High Income Bond
  Fund II (2) ...........................     1.29%         N/A      7.69%
Federated International Equity
  Fund II (2) ...........................    18.49%         N/A     13.26%
Federated Utility Fund II (2) ...........    55.54%         N/A     24.52%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .........   123.17%         N/A     38.74%
Growth Portfolio (2) ....................    42.55%         N/A     28.81%
Worldwide Growth Portfolio (2) ..........    62.82%         N/A     34.53%

NEUBERGER BERMAN
  ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3)......     .47%          N/A      3.14%
Partners Portfolio (3) ..................    6.30%          N/A     12.31%

STRONG VARIABLE INSURANCE
  FUNDS, INC
Strong Mid Cap Growth Fund II (3) .......    87.99%         N/A     51.82%

STRONG OPPORTUNITY FUND, INC.
Strong Opportunity Fund II (3) ..........    33.57%         N/A     25.94%

VAN ECK WORLDWIDE
  INSURANCE TRUST
Worldwide Bond Fund (2) .................   ( 8.74%)   N/A      1.48%
Worldwide Emerging Markets
  Fund (3) ..............................    98.29%         N/A      1.63%
Worldwide Hard Assets Fund (2) ..........    19.80%         N/A      0.14%
Worldwide Real Estate Fund (4)...........   ( 2.99%)   N/A    (10.67%)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock
  Portfolio (4)..........................    17.27%         N/A     14.86%
Dreyfus VIF International Value
  Portfolio (4)..........................    26.55%         N/A     11.25%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (4).....        8.11%         N/A      1.81%
INVESCO VIF - Equity Income Fund (4)..       13.70%         N/A     10.04%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity
  Portfolio (4).......................        7.09%         N/A      7.76%
Lazard Retirement Small Cap
  Portfolio (4).......................   4.08%         N/A     (6.57%)

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio (4).........       15.58%    N/A      9.53%

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4).........        9.23%         N/A      4.95%

There is no performance shown for the following sub-accounts because they were not available under the Contract until the date of the prospectus
(May 1, 2000): Conseco 20 Focus; Conseco High Yield; Berger IPT-New Generation; Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman Global Technology.

- ----------
(1) Since inception (May 1, 1993).
(2) Since inception (June 1, 1995).
(3) Since inception (May 1, 1997).
(4) Since inception (May 1, 1998).

   All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

   Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to Contract Owners, with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

   Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

   Reports and promotional literature may also contain the ratings Conseco Variable has received from independent rating agencies. However, Conseco Variable does not guarantee the investment performance of the Variable Account investment options.

FEDERAL TAX STATUS

   NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

   Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

   For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

   Conseco Variable is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from Conseco Variable, and its operations form a part of Conseco Variable.

DIVERSIFICATION

   Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

   Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

   The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

   Conseco Variable intends that all Variable Account Investment Options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

   The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

   The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

   In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.



                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================

MULTIPLE CONTRACTS

   The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in
a tax-free transaction for another annuity contract.   In 1998 in CONWAY VS.
COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN
NATURAL PERSONS

   Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

   An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

   If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 403(b) or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

   Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

   All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

   Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. Returns of after-tax contributions), or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS --
NON-QUALIFIED CONTRACTS

   Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

   With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

   The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

     The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

   Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not atransferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

   On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Conseco Variable in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

   Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S
DEFERRED COMPENSATION PLANS UNDER SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section (403(b)(Tax-Sheltered Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; and
(g) paid on account of an IRS levy on the qualified contract.

   With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES --
WITHDRAWAL LIMITATIONS

   The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS --
QUALIFIED PLANS

   Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


ANNUITY PROVISIONS

   DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. When annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each portfolio at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each portfolio as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

   The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For Annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected (see "Annuity Options" in the prospectus), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Conseco Variable may offer, may be selected prior to the commencement of annuity payments.

   The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

   If a greater first monthly payment would result, Conseco Variable will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of Annuitants at the date the first monthly payment is due under the Contract.

   VALUE OF AN ANNUITY UNIT. At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

   The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-Account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 31/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.

   AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the applicable Sub-Account by (ii) the Annuity Unit value for the Sub-Account. If Annuity Units are established for more than one Sub-Account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

     1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-Account. If payments were based on the investment experience of more than one Sub-Account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-Account.

   2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment would thus be 56 multiplied by $6.57, or $367.92.

   Assume that the Annuity Unit Value for the Valuation Period in which the first monthly payment was due was $1.3000000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 / $1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

   3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3 1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130. The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

FINANCIAL STATEMENTS

   Audited financial statements of Conseco Variable Annuity Account C as of December 31, 1999 are included below as well as audited financial statements of Conseco Variable Insurance Company as of December 31, 1999.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

==============================================================================================================
                                                                                                    NET ASSET
                                                                          SHARES         COST         VALUE
--------------------------------------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
  The Alger American Fund:
   Growth Portfolio ...........................................          43,028.2   $  2,389,606  $  2,770,153
   Leveraged AllCap Portfolio .................................          97,531.3      3,916,067     5,653,887
   MidCap Growth Portfolio ....................................           6,756.2        183,851       217,752
   Small Capitalization Portfolio .............................          60,530.3      2,553,816     3,338,248
  American Century Variable Portfolios, Inc:
   Income and Growth Fund .....................................          28,556.7        205,620       228,454
   International Fund .........................................          24,844.9        205,256       310,561
   Value Fund .................................................          63,197.1        414,438       376,022
  Berger Institutional Products Trust:
   100 Fund ...................................................          22,673.8        281,260       435,790
   Growth and Income Fund .....................................          21,378.5        373,775       565,461
   Small Company Growth Fund ..................................          17,680.6        251,273       415,670
   BIAM International Fund ....................................             189.6          2,401         2,774
  Conseco Series Trust:
   Balanced Portfolio .........................................       1,243,454.6     17,185,347    18,217,616
   Equity Portfolio ...........................................       9,951,546.8    213,879,824   230,683,998
   Fixed Income Portfolio .....................................       1,345,328.2     13,322,804    12,626,577
   Government Securities Portfolio ............................         116,636.0      1,389,935     1,278,451
   Money Market Portfolio .....................................       9,963,869.7      9,963,870     9,963,870
  The Dreyfus Socially Responsible Growth Fund, Inc ...........         124,252.7      3,988,409     4,854,553
  Dreyfus Stock Index Fund ....................................         641,747.1     20,046,678    24,675,176
  Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio ................................           2,689.5         65,147        72,403
   International Value Portfolio ..............................             449.7          7,051         7,047
  Federated Insurance Series:
   High Income Bond Fund II ...................................          73,383.1        775,518       751,443
   International Equity Fund II ...............................          15,649.5        296,590       432,552
   Utility Fund II ............................................          51,589.3        727,373       740,307
  Invesco Variable Investment Funds, Inc:
   Equity Income Fund .........................................             680.8         13,729        14,303
   High Yield Fund ............................................          10,671.7        124,829       122,832
  Janus Aspen Series:
   Aggressive Growth Portfolio ................................         177,897.4      6,077,262    10,618,695
   Growth Portfolio ...........................................         344,062.6      8,743,478    11,577,707
   Worldwide Growth Portfolio .................................         674,395.7     18,220,755    32,202,396
  Lazard Retirement Series, Inc:
   Equity Portfolio ...........................................             100.5          1,179         1,159
   Small Cap Portfolio ........................................               4.0             37            40
  Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio ................................             689.8         15,224        15,285
  Mitchell Hutchins Series Trust:
   Growth and Income Portfolio ................................             453.2          6,562         7,405
  Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .............................           6,491.8         85,354        85,951
   Partners Portfolio .........................................          29,353.0        548,008       576,493
  Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II .....................................          11,099.6        227,828       337,094
  Strong Opportunity Fund II, Inc .............................          11,435.0        258,657       297,196
  Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund ........................................           3,775.0         42,757        40,355
   Worldwide Emerging Markets Fund ............................          18,605.0        161,836       265,307
   Worldwide Hard Assets Fund .................................          51,097.4        527,213       560,027
   Worldwide Real Estate Fund .................................           1,345.6         12,381        12,313
--------------------------------------------------------------------------------------------------------------
      Total assets ............................................                                    375,353,323
Liabilities:
  Net amount due to Conseco Variable Insurance Company ........                                        557,329
--------------------------------------------------------------------------------------------------------------
      Net assets (Note 6) .....................................                                   $374,795,994
==============================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999

=============================================================================================================
                                                                                                    NET ASSET
                                                                       SHARES         COST            VALUE
-------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
  The Alger American Fund:
   Growth Portfolio........................................          1,184,056.2     $2.337604     $2,767,855
   Leveraged AllCap Portfolio .............................          1,092,625.9      5.109085      5,582,319
   Midcap Growth Portfolio.................................            107,741.1      2.019311        217,563
   Small Capitalization Portfolio .........................          1,477,791.4      2.256980      3,335,346
  American Century Variable Portfolios, Inc:
   Income and Growth Fund..................................            180,072.1      1.267565        228,253
   International Fund......................................            148,279.0      2.092737        310,309
   Value Fund..............................................            300,067.3      1.252172        375,736
  Berger Institutional Products Trust:
   100 Fund................................................            225,561.6      1.930345        435,412
   Growth and Income Fund..................................            237,838.2      2.375451        564,973
   Small Company Growth Fund ..............................            158,133.4      2.626310        415,307
   BIAM International Fund.................................              1,907.4      1.454682          2,775
  Conseco Series Trust:
   Balanced Portfolio .....................................          6,250,753.5      2.874258     17,966,277
   Equity Portfolio
     Qualified ............................................          6,177,794.7     36.036177    222,624,107
     Nonqualified .........................................            154,728.4     28.525694      4,413,735
   Fixed Income Portfolio
     Qualified ............................................          2,139,411.3      5.673933     12,138,877
     Nonqualified .........................................             69,191.3      5.451644        377,206
   Government Securities Portfolio ........................            989,802.9      1.290459      1,277,300
   Money Market Portfolio
     Qualified ............................................          3,343,310.9      2.930114      9,796,281
     Nonqualified .........................................             18,871.5      2.930112         55,295
  The Dreyfus Socially Responsible Growth Fund, Inc .......          1,607,963.6      2.963507      4,765,212
  Dreyfus Stock Index Fund ................................          8,745,043.0      2.808320     24,558,883
  Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio ............................             57,394.8      1.260430         72,342
   International Value Portfolio ..........................              5,892.4      1.194910          7,041
  Federated Insurance Series:
   High Income Bond Fund II................................            521,674.5      1.404876        732,888
   International Equity Fund II ...........................            158,076.2      2.734170        432,207
   Utility Fund II ........................................            417,936.4      1.769836        739,679
  Invesco Variable Investment Funds, Inc:
   Equity Income Fund......................................             12,179.6      1.173420         14,292
   High Yield Fund.........................................            119,098.6      1.030465        122,727
  Janus Aspen Series:
   Aggressive Growth Portfolio ............................          2,363,771.3      4.488515     10,609,823
   Growth Portfolio .......................................          3,595,530.3      3.192835     11,479,937
   Worldwide Growth Portfolio .............................          8,203,822.8      3.897775     31,976,652
  Lazard Retirement Series, Inc:
   Equity Portfolio........................................              1,021.9      1.133077          1,158
   Small Cap Portfolio.....................................                 44.2      0.892662             39
  Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio.............................             13,117.1      1.164236         15,271
  Mitchell Hutchins Series Trust:
   Growth and Income Portfolio ............................              6,824.5      1.084118          7,399
  Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .........................             79,073.7      1.086053         85,878
   Partners Portfolio......................................            422,449.4      1.363460        575,993
  Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II..................................            110,428.3      3.050073        336,814
  Strong Opportunity Fund II, Inc .........................            160,379.9      1.851524        296,947
  Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund ....................................             37,695.5      1.069651         40,321
   Worldwide Emerging Markets Fund ........................            253,897.1      1.044064        265,085
   Worldwide Hard Assets Fund..............................            556,013.0      1.006344        559,540
   Worldwide Real Estate Fund .............................             14,854.6      0.828169         12,302
-------------------------------------------------------------------------------------------------------------
  Net assets attributable to contract owners' deferred
    annuity reserves......................................                                      $370,593,356
=============================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999

================================================================================
                                                                      REPORTED
                                                                       VALUE
--------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred
  annuity reserves (from page 3)                                    $370,593,356
--------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
   Alger American  Leveraged AllCap Portfolio.....................        70,328
   Conseco Series Trust:
     Balanced Portfolio
      Qualified...................................................       205,231
     Equity Income Portfolio
      Qualified ..................................................     3,281,836
      Nonqualified ...............................................        30,106
     Fixed Income Portfolio
      Qualified ..................................................       106,231
     Money Market Portfolio
      Qualified ..................................................        24,951
   The Dreyfus Socially Responsible Growth Fund, Inc .............        90,149
   Dreyfus Stock Index Fund ......................................        89,012
   Federated High Income Bond Fund II.............................        17,274
   Janus Aspen Growth Portfolio ..................................        97,321
   Janus Aspen Worldwide Growth Portfolio ........................       190,199
--------------------------------------------------------------------------------
        Net assets attributable to contract owners' annuity
         payment reserves...                                           4,202,638
--------------------------------------------------------------------------------
         Net assets ..............................................  $374,795,994
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                                      LEVERAGED              SMALL        INCOME AND
                                                                          GROWTH       ALL CAP    MIDCAP  CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .....................   $128,480   $  173,044   $15,904     $313,672    $     27
Expenses:
  Mortality and expense risk fees ....................................     17,060       31,692     1,384       25,908       1,856
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...................................    111,420      141,352    14,520      287,764      (1,829)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................    111,748      558,078    10,857       50,558       2,160
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..............................    295,980    1,309,281    19,785      638,612       8,273
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .............    407,728    1,867,359    30,642      689,170      10,433
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ........   $519,148   $2,008,711   $45,162     $976,934    $  8,604
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                                      LEVERAGED              SMALL        INCOME AND
                                                                          GROWTH       ALL CAP    MIDCAP  CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................  $   111,420   $   141,352   $  14,520   $   287,764   $  (1,829)
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      111,748       558,078      10,857        50,558       2,160
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................      295,980     1,309,281      19,785       638,612       8,273
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      519,148     2,008,711      45,162       976,934       8,604
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................      536,875       709,993      59,860       411,916      54,378
  Contract redemptions ...........................................     (245,853)     (236,059)     (2,797)     (216,597)     (5,265)
  Net transfers ..................................................    1,364,778     1,780,573     (17,279)     (236,971)     71,174
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................    1,655,800     2,254,507      39,784       (41,652)    120,287
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................    2,174,948     4,263,218      84,946       935,282     128,891
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      592,907     1,389,429     132,617     2,400,064      99,362
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................  $ 2,767,855   $ 5,652,647   $ 217,563   $ 3,335,346   $ 228,253
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===========================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
--------------------------  ----------------------------------------------------- -----------------------------------------
                                            GROWTH AND      SMALL        BIAM                                       FIXED
 INTERNATIONAL     VALUE          100         INCOME       COMPANY   INTERNATIONAL   BALANCED       EQUITY          INCOME
---------------------------------------------------------------------------------------------------------------------------
 $      --       $ 16,781    $      67     $      --     $      --     $    15     $3,303,327    $64,761,215      $ 890,651
     1,617          2,993        3,068         3,685         2,143          15        160,412      1,193,037        103,858
---------------------------------------------------------------------------------------------------------------------------
    (1,617)        13,788       (3,001)       (3,685)       (2,143)         --      3,142,915     63,568,178        786,793
---------------------------------------------------------------------------------------------------------------------------
     3,093        (24,861)       7,460        23,544        11,746      (1,677)       419,126     10,008,486       (184,733)

   104,334        (35,009)     132,558       168,678       164,105         373        729,573      3,199,282       (792,858)
---------------------------------------------------------------------------------------------------------------------------
   107,427        (59,870)     140,018       192,222       175,851      (1,304)     1,148,699     13,207,768       (977,591)
---------------------------------------------------------------------------------------------------------------------------
 $ 105,810       $(46,082)   $ 137,017     $ 188,537     $ 173,708     $(1,304)    $4,291,614    $76,775,946      $(190,798)
===========================================================================================================================


==============================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
---------------------------  ---------------------------------------------------- --------------------------------------------
                                            GROWTH AND      SMALL       BIAM                                       FIXED
 INTERNATIONAL     VALUE          100         INCOME       COMPANY  INTERNATIONAL    BALANCED       EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------------------
 $  (1,617)      $  13,788   $  (3,001)    $  (3,685)   $  (2,143)    $    00     $  3,142,915   $  63,568,178   $    786,793
     3,093         (24,861)      7,460        23,544       11,746      (1,677)         419,126      10,008,486       (184,733)
   104,334         (35,009)    132,558       168,678      164,105         373          729,573       3,199,282       (792,858)
------------------------------------------------------------------------------------------------------------------------------
   105,810         (46,082)    137,017       188,537      173,708      (1,304)       4,291,614      76,775,946       (190,798)
------------------------------------------------------------------------------------------------------------------------------
    34,926          66,180      46,621       103,748       42,921       4,918        1,850,837       9,915,752        948,729
   (34,093)           (797)    (13,320)      (77,541)     (13,080)         00       (1,231,243)    (19,376,258)    (1,468,531)
    68,072         214,621       8,401       176,231       96,668        (839)     (20,639,749)     (1,366,270)

    68,905         280,004      41,702       202,438      126,509       4,079       (2,411,288)    (30,100,255)    (1,886,072)
------------------------------------------------------------------------------------------------------------------------------
   174,715         233,922     178,719       390,975      300,217       2,775        1,880,326      46,675,691     (2,076,870)
------------------------------------------------------------------------------------------------------------------------------
   135,594         141,814     256,693       173,998      115,090          00       16,291,182     183,674,093     14,699,184
------------------------------------------------------------------------------------------------------------------------------
 $ 310,309       $ 375,736   $ 435,412     $ 564,973    $ 415,307     $ 2,775     $ 18,171,508  $ 230,349,784    $ 12,622,314
==============================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                    DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                               SOCIALLY      DREYFUS
                                                                    GOVERNMENT      MONEY     RESPONSIBLE     STOCK     DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX        STOCK
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ................   $  107,961    $  361,663   $  161,066   $  411,370   $      699
Expenses:

  Mortality and expense risk fees ...............................       13,829        74,500       31,289      198,788          420
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................       94,132       287,163      129,777      212,582          279
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
   in portfolio shares ..........................................      (39,974)           --      121,526    1,264,839        3,050
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................     (103,269)           --      661,999    2,084,671        4,512
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on investments in portfolio shares ...........     (143,243)           --      783,525    3,349,510        7,562
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......   $  (49,111)   $  287,163   $  913,302   $3,562,092   $    7,841
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                    DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                  DREYFUS
                                                                                                 SOCIALLY     DREYFUS
                                                                    GOVERNMENT      MONEY       RESPONSIBLE    STOCK    DISCIPLINED
                                                                    SECURITIES      MARKET         GROWTH      INDEX       STOCK
===================================================================================================================================
Changes from operations:
  Net investment income (loss) ...................................   $   94,132    $  287,163   $  129,777   $  212,582   $      279
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      (39,974)           --      121,526    1,264,839        3,050
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................     (103,269)           --      661,999    2,084,671        4,512
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      (49,111)      287,163      913,302    3,562,092        7,841
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments .................................       68,158     1,321,953      980,324    4,113,547       26,306
  Contract redemptions ...........................................     (205,996)   (2,655,856)    (140,733)  (1,780,271)          --
  Net transfers ..................................................      525,195     5,473,590    1,256,049    4,598,908       18,846
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      387,357     4,139,687    2,095,640    6,932,184       45,152
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ...............................      338,246     4,426,850    3,008,942   10,494,276       52,993
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      939,054     5,449,677    1,846,419   14,153,619       19,349
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................   $1,277,300    $9,876,527   $4,855,361   $24,647,895  $   72,342
===================================================================================================================================

     The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   DREYFUS
   VARIABLE
  INVESTMENT                                                     INVESCO VARIABLE
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS               INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
--------------   ----------------------------------------     ----------------------   ---------------------------------------------
INTERNATIONAL    HIGH INCOME   INTERNATIONAL                   EQUITY                   AGGRESSIVE                       WORLDWIDE
    VALUE           BOND II       EQUITY II    UTILITY II      INCOME     HIGH YIELD      GROWTH           GROWTH          GROWTH
====================================================================================================================================
   $    497        $ 53,015        $  6,865     $ 52,867      $    185     $  7,078    $    170,221     $     53,182   $     37,051

         18           7,373           2,752        7,442           237          652          49,307           69,843        211,547
------------------------------------------------------------------------------------------------------------------------------------
        479          45,642           4,113       45,425           (52)       6,426         120,914          (16,661)      (174,496)
------------------------------------------------------------------------------------------------------------------------------------



         --         (19,531)         57,813        8,985         4,665           41         862,750          671,059        803,052

         (4)        (23,518)        133,905      (48,438)         (739)        (816)      3,700,827        2,118,576     11,240,473
------------------------------------------------------------------------------------------------------------------------------------
         (4)        (43,049)        191,718      (39,453)        3,926         (775)      4,563,577        2,789,635     12,043,525
------------------------------------------------------------------------------------------------------------------------------------
   $    475        $  2,593        $195,831     $  5,972      $  3,874     $  5,651    $  4,684,491     $  2,772,974   $ 11,869,029
====================================================================================================================================

====================================================================================================================================
   DREYFUS
   VARIABLE
  INVESTMENT                                                     INVESCO VARIABLE
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS               INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
--------------   ----------------------------------------     ----------------------   ---------------------------------------------
INTERNATIONAL    HIGH INCOME   INTERNATIONAL                   EQUITY                   AGGRESSIVE                       WORLDWIDE
    VALUE           BOND II       EQUITY II    UTILITY II      INCOME     HIGH YIELD      GROWTH           GROWTH          GROWTH
====================================================================================================================================
  $    479         $ 45,642        $  4,113     $ 45,425      $    (52)    $  6,426    $    120,914    $    (16,661)   $   (174,496)

        --          (19,531)         57,813        8,985         4,665           41         862,750         671,059         803,052

        (4)         (23,518)        133,905      (48,438)         (739)        (816)      3,700,827       2,118,576      11,240,473
------------------------------------------------------------------------------------------------------------------------------------
       475            2,593         195,831        5,972         3,874        5,651       4,684,491       2,772,974      11,869,029
------------------------------------------------------------------------------------------------------------------------------------


     1,121          248,365          46,235      160,218         6,527       17,301         867,225       1,432,168       3,759,132
        --         (131,357)        (40,030)    (130,590)      (39,449)        (169)       (850,365)       (605,936)     (1,445,920)
     5,445           72,129             433      (48,512)        7,531       78,290       2,922,201       4,119,809       2,721,386
------------------------------------------------------------------------------------------------------------------------------------

     6,566          189,137           6,638      (18,884)      (25,391)      95,422       2,939,061       4,946,041       5,034,598
------------------------------------------------------------------------------------------------------------------------------------
     7,041          191,730         202,469      (12,912)      (21,517)     101,073       7,623,552       7,719,015      16,903,627
------------------------------------------------------------------------------------------------------------------------------------
        --          558,432         229,738      752,591        35,809       21,654       2,986,271       3,858,243      15,263,224
------------------------------------------------------------------------------------------------------------------------------------
  $  7,041         $750,162        $432,207     $739,679      $ 14,292     $122,727    $ 10,609,823    $ 11,577,258    $ 32,166,851
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                      LAZARD RETIREMENT                                    TRUST
                                                                      SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                   ----------    ----------   ----------    ----------   ----------
                                                                                                             MITCHELL
                                                                                              LORD ABBETT    HUTCHINS
                                                                                             SERIES TRUST  SERIES TRUST   LIMITED
                                                                                              GROWTH AND    GROWTH AND    MATURITY
                                                                     EQUITY       SMALL CAP     INCOME        INCOME        BOND
                                                                   ----------    ----------   ----------    ----------   ----------
====================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ................  $       38    $       --   $    1,204    $       --   $   13,707
Expenses:

  Mortality and expense risk fees ...............................           5            35          234            60        2,419
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................          33           (35)         970           (60)      11,288
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of  investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................          --           403        2,442             5       (9,505)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .........................         (20)         (359)        (434)          687         (453)
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ........         (20)           44        2,008           692       (9,958)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ...  $       13    $        9   $    2,978    $      632   $    1,330
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                     LAZARD RETIREMENT                                    TRUST
                                                                     SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  ----------    ----------   ----------    ----------   ----------
                                                                                                            MITCHELL
                                                                                             LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST   LIMITED
                                                                                             GROWTH AND    GROWTH AND    MATURITY
                                                                    EQUITY       SMALL CAP     INCOME        INCOME        BOND
                                                                  ----------    ----------   ----------    ----------   ----------
===================================================================================================================================

Changes from operations:
  Net investment income (loss) .................................. $       33    $      (35)  $      970    $     (60)   $   11,288
  Net realized gains (losses) on sales of investments
   in portfolio shares ..........................................         --           403        2,442            5        (9,505)
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................        (20)         (359)        (434)         687          (453)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......         13             9        2,978          632         1,330
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments ................................        470            23        2,114        1,597        18,533
  Contract redemptions ..........................................         --            --       (2,618)          --        (1,945)
  Net transfers .................................................        675        (3,687)      (1,174)         (77)     (176,039)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions ........................      1,145        (3,664)      (1,678)       1,520      (159,451)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...................      1,158        (3,655)       1,300        2,152      (158,121)

------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...................................         --         3,694       13,971        5,247       243,999
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) ........................ $    1,158    $       39   $   15,271    $   7,399    $   85,878
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
   BERMAN
  ADVISERS
 MANAGEMENT         STRONG
   TRUST            VARIABLE
 PORTFOLIOS        INSURANCE
(CONTINUED)          FUNDS                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------         --------                         -----------------------------------------------------------
                                     STRONG
                    MID CAP        OPPORTUNITY                       EMERGING           HARD             REAL            COMBINED
 PARTNERS          GROWTH II         FUND II          BOND            MARKETS          ASSETS           ESTATE             TOTAL
-------------------------------------------------------------------------------------------------------------------  ---------------
$   14,677         $     99         $ 15,306        $  2,318         $     --         $  2,415         $     58         $ 71,076,725

     5,325            1,397            2,006             403            1,425            2,876              114            2,233,024
-------------------------------------------------------------------------------------------------------------------  ---------------
     9,352           (1,298)          13,300           1,915           (1,425)            (461)             (56)          68,843,701
-------------------------------------------------------------------------------------------------------------------  ---------------



    (6,481)           3,848           15,250             285           (3,381)         (42,065)              17           14,694,678

    26,253          104,993           29,993          (5,860)         121,754          100,379             (232)          26,087,847
-------------------------------------------------------------------------------------------------------------------  ---------------
    19,772          108,841           45,243          (5,575)         118,373           58,314             (215)          40,782,525
-------------------------------------------------------------------------------------------------------------------  ---------------
$   29,124         $107,543         $ 58,543        $ (3,660)        $116,948         $ 57,853         $   (271)        $109,626,226
===================================================================================================================  ===============


====================================================================================================================================
 NEUBERGER
   BERMAN
  ADVISERS
 MANAGEMENT         STRONG
   TRUST            VARIABLE
 PORTFOLIOS        INSURANCE
(CONTINUED)          FUNDS                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------         --------                         -----------------------------------------------------------
                                     STRONG
                    MID CAP        OPPORTUNITY                       EMERGING           HARD             REAL            COMBINED
 PARTNERS          GROWTH II         FUND II          BOND            MARKETS          ASSETS           ESTATE             TOTAL
-------------------------------------------------------------------------------------------------------------------  ---------------
$    9,352         $ (1,298)        $ 13,300        $  1,915         $ (1,425)        $   (461)        $    (56)       $ 68,843,701

    (6,481)           3,848           15,250             285           (3,381)         (42,065)              17          14,694,678

    26,253          104,993           29,993          (5,860)         121,754          100,379             (232)         26,087,847
-------------------------------------------------------------------------------------------------------------------  ---------------
    29,124          107,543           58,543          (3,660)         116,948           57,853             (271)        109,626,226
-------------------------------------------------------------------------------------------------------------------  ---------------

   166,393           30,192           70,611          13,252           18,011           24,652              382          28,182,464
   (29,377)          (3,003)         (54,554)         (5,053)          (2,937)          (1,281)              --         (31,048,874)
   (21,587)         (33,708)          98,488            (354)          39,382          311,470            9,394             462,611
-------------------------------------------------------------------------------------------------------------------  ---------------

   115,429           (6,519)         114,545           7,845           54,456          334,841            9,776          (2,403,799)
-------------------------------------------------------------------------------------------------------------------  ---------------
   144,553          101,024          173,088           4,185          171,404          392,694            9,505         107,222,427
-------------------------------------------------------------------------------------------------------------------  ---------------
   431,440          235,790          123,859          36,136           93,681          166,846            2,797         267,573,567
-------------------------------------------------------------------------------------------------------------------  ---------------
$  575,993         $336,814         $296,947        $ 40,321         $265,085         $559,540         $ 12,302        $374,795,994
-------------------------------------------------------------------------------------------------------------------  ---------------

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                   THE ALGER AMERICAN FUNDS               PORTFOLIOS
                                                                     --------------------------------------------------   ----------
                                                                                    LEVERAGED                  SMALL      INCOME AND
                                                                       GROWTH        ALL CAP      MIDCAP   CAPITALIZATION   GROWTH
====================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares .................   $   26,144    $   36,253   $    6,544   $  270,282   $     485
Expenses:

  Mortality and expense risk fees ................................        2,618         9,102          798       20,373         205
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................       23,526        27,151        5,746      249,909         280
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................        7,619        80,329       (2,335)      36,865        (245)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..........................       86,212       334,099       15,345       30,953      14,561
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .........       93,831       414,428       13,010       67,818      14,316
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ....   $  117,357    $  441,579   $   18,756   $  317,727   $  14,596
====================================================================================================================================


====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                   THE ALGER AMERICAN FUNDS               PORTFOLIOS
                                                                     --------------------------------------------------   ----------
                                                                                    LEVERAGED                  SMALL      INCOME AND
                                                                       GROWTH        ALL CAP      MIDCAP   CAPITALIZATION   GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income (loss) ...................................   $   23,526    $   27,151   $    5,746   $  249,909   $     280
  Net realized gains (losses) on sales of investments
    in portfolio shares ..........................................        7,619        80,329       (2,335)      36,865        (245)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...........................       86,212       334,099       15,345       30,953      14,561
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      117,357       441,579       18,756      317,727      14,596
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments .................................       83,527       169,533       22,749      450,527      34,949
  Contract redemptions ...........................................       (5,654)     (126,978)      (2,059)    (716,237)         --
  Net transfers ..................................................      252,392       184,203       80,365      101,839      49,817
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      330,265       226,758      101,055     (163,871)     84,766
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................      447,622       668,337      119,811      153,856      99,362

------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      145,285       721,092       12,806    2,246,208          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..................................   $  592,907    $1,389,429   $  132,617   $2,400,064   $  99,362
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
  -----------------------      -------------------------------------------------      --------------------------------------------
                                            GROWTH AND      SMALL         BIAM                                            FIXED
INTERNATIONAL      VALUE          100         INCOME       COMPANY    INTERNATIONAL     BALANCED         EQUITY           INCOME
------------------------------------------------------------------------------------------------------------------------------------
  $  1,313       $  5,413      $    565      $  1,005     $     46      $     --      $ 1,153,158     $ 15,752,727     $ 1,035,769

       937          1,231         1,184           956          517            31          154,368        1,178,671         111,522
------------------------------------------------------------------------------------------------------------------------------------
       376          4,182          (619)           49         (471)          (31)         998,790       14,574,056         924,247
------------------------------------------------------------------------------------------------------------------------------------



     1,818         (3,973)          684         2,512         (318)          373          340,355        7,214,092          39,407

       975         (3,479)       24,584        23,975          382            --          (29,185)       3,784,130        (170,505)
------------------------------------------------------------------------------------------------------------------------------------
     2,793         (7,452)       25,268        26,487           64           373          311,170       10,998,222        (131,098)
------------------------------------------------------------------------------------------------------------------------------------
  $  3,169       $ (3,270)     $ 24,649      $ 26,536     $   (407)     $    342      $ 1,309,960     $ 25,572,278     $   793,149
====================================================================================================================================


====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
  -----------------------      -------------------------------------------------      --------------------------------------------
                                            GROWTH AND      SMALL         BIAM                                            FIXED
INTERNATIONAL      VALUE          100         INCOME       COMPANY    INTERNATIONAL     BALANCED         EQUITY           INCOME
------------------------------------------------------------------------------------------------------------------------------------


$    376         $  4,182      $   (619)     $     49     $   (471)     $    (31)     $   998,790     $ 14,574,056     $   924,247

   1,818           (3,973)          684         2,512         (318)          373          340,355        7,214,092          39,407

     975           (3,479)       24,584        23,975          382            --          (29,185)       3,784,130        (170,505)
------------------------------------------------------------------------------------------------------------------------------------
   3,169           (3,270)       24,649        26,536         (407)          342        1,309,960       25,572,278         793,149

------------------------------------------------------------------------------------------------------------------------------------

  21,242           36,363       104,218        32,961       25,129           (33)       2,454,610       12,980,634       1,173,981
     (45)            (273)           --        (3,854)      (1,462)           --       (1,184,970)     (24,815,715)     (3,238,373)
 111,123           85,483        79,944        39,965       89,153        (3,309)        (401,921)     (20,876,437)         57,978
------------------------------------------------------------------------------------------------------------------------------------

 132,320          121,573       184,162        69,072      112,820        (3,342)         867,719      (32,711,518)     (2,006,414)
------------------------------------------------------------------------------------------------------------------------------------
 135,489          118,303       208,811        95,608      112,413        (3,000)       2,177,679       (7,139,240)     (1,213,265)
------------------------------------------------------------------------------------------------------------------------------------
     105           23,511        47,882        78,390        2,677         3,000       14,113,503      190,813,333      15,912,449
------------------------------------------------------------------------------------------------------------------------------------
$135,594         $141,814      $256,693      $173,998     $115,090      $     --      $16,291,182     $183,674,093     $14,699,184
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                         CONSECO SERIES                                   DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                                SOCIALLY     DREYFUS
                                                                    GOVERNMENT       MONEY    RESPONSIBLE     STOCK      DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX         STOCK
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ................   $   48,886    $  255,531   $   67,412   $  152,478    $     91
Expenses:

  Mortality and expense risk fees ...............................        8,378        49,938       11,421       90,857          46
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................       40,508       205,593       55,991       61,621          45
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................       17,349            --       73,930      502,333          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .........................      (14,738)           --      160,015    1,688,088       2,744
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ........        2,611            --      233,945    2,190,421       2,744
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ...   $   43,119    $  205,593   $  289,936   $2,252,042    $  2,789
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                         CONSECO SERIES                                   DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                                SOCIALLY     DREYFUS
                                                                    GOVERNMENT       MONEY    RESPONSIBLE     STOCK      DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX         STOCK
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................  $   40,508    $  205,593   $   55,991   $   61,621    $   45
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      17,349            --       73,930      502,333        --
  Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .............     (14,738)           --      160,015    1,688,088     2,744
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      43,119       205,593      289,936    2,252,042     2,789
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................      68,785       280,659      495,636    2,668,744       398
  Contract redemptions ...........................................    (111,079)   (1,403,691)     (98,716)    (253,677)       --
  Net transfers ..................................................     326,004     1,940,167      513,868    3,880,194    16,162
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................     283,710       817,135      910,788    6,295,261    16,560
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................     326,829     1,022,728    1,200,724    8,547,303    19,349
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of year ..................................     612,225     4,426,949      645,695    5,606,316        --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..................................  $  939,054    $5,449,677   $1,846,419   $14,153,619   $19,349
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT                                                       INVESCO
 (CONTINUED)       FEDERATED INSURANCE SERIES FUNDS         VARIABLE INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
  --------       ------------------------------------     ----------------------      ----------------------------------------------
INTERNATIONAL   HIGH INCOME  INTERNATIONAL                 EQUITY                      AGGRESSIVE                         WORLDWIDE
    VALUE         BOND II      EQUITY II    UTILITY II     INCOME      HIGH YIELD        GROWTH            GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  $    --       $  6,718      $    198      $ 29,269     $  1,814      $  2,253      $       --       $    157,855     $   464,175

       --          3,099         2,125         5,388          120            54          21,327             25,410         120,229
------------------------------------------------------------------------------------------------------------------------------------
       --          3,619        (1,927)       23,881        1,694         2,199         (21,327)           132,445         343,946
------------------------------------------------------------------------------------------------------------------------------------



       --          5,201        46,233        44,535            1            (4)         53,509            187,231         728,557

       --         (7,710)       (8,218)        8,673        1,313        (1,181)        657,242            507,794       1,763,273
------------------------------------------------------------------------------------------------------------------------------------
       --         (2,509)       38,015        53,208        1,314        (1,185)        710,751            695,025       2,491,830
------------------------------------------------------------------------------------------------------------------------------------
  $    --       $  1,110      $ 36,088      $ 77,089     $  3,008      $  1,014      $  689,424       $    827,470     $ 2,835,776
====================================================================================================================================

====================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT                                                       INVESCO
 (CONTINUED)       FEDERATED INSURANCE SERIES FUNDS         VARIABLE INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
  --------       ------------------------------------     ----------------------      ----------------------------------------------
INTERNATIONAL   HIGH INCOME  INTERNATIONAL                 EQUITY                      AGGRESSIVE                         WORLDWIDE
    VALUE         BOND II      EQUITY II    UTILITY II     INCOME      HIGH YIELD        GROWTH            GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------


$     --        $  3,619      $ (1,927)     $ 23,881     $  1,694      $  2,199      $   (21,327)     $    132,445     $   343,946

      --           5,201        46,233        44,535            1            (4)          53,509           187,231         728,557

      --          (7,710)       (8,218)        8,673        1,313        (1,181)         657,242           507,794       1,763,273
------------------------------------------------------------------------------------------------------------------------------------
      --           1,110        36,088        77,089        3,008         1,014          689,424           827,470       2,835,776
------------------------------------------------------------------------------------------------------------------------------------

      --         130,446        36,964       101,816           --         8,399          314,457           575,858       3,035,033
      --         (31,009)       (2,387)      (16,382)          --            --          (81,251)         (119,797)     (2,091,287)
      --         316,153        17,561       283,497       32,801        12,241          330,898           862,739       2,193,731
------------------------------------------------------------------------------------------------------------------------------------

      --         415,590        52,138       368,931       32,801        20,640          564,104         1,318,800       3,137,477
------------------------------------------------------------------------------------------------------------------------------------
      --         416,700        88,226       446,020       35,809        21,654        1,253,528         2,146,270       5,973,253
------------------------------------------------------------------------------------------------------------------------------------
      --         141,732       141,512       306,571           --            --        1,732,743         1,711,973       9,289,971
------------------------------------------------------------------------------------------------------------------------------------
$     --        $558,432      $229,738      $752,591     $ 35,809      $ 21,654      $ 2,986,271      $  3,858,243     $15,263,224
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                        LAZARD RETIREMENT                                  TRUST
                                                                        SERIES PORTFOLIOS                                PORTFOLIOS
                                                                     ----------------------                              ----------
                                                                                               MITCHELL
                                                                                              LORD ABBETT     HUTCHINS
                                                                                              SERIES TRUST  SERIES TRUST   LIMITED
                                                                                               GROWTH AND    GROWTH AND    MATURITY
                                                                       EQUITY     SMALL CAP     INCOME        INCOME        BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .................   $      --    $       1   $      868    $      365   $      156
------------------------------------------------------------------------------------------------------------------------------------
Expenses:

  Mortality and expense risk fees ................................          --            7           26            17          286
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................          --           (6)         842           348         (130)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
     in portfolio shares .........................................          --           --           --            --          (72)
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..........................          --          361          495           156        1,051
------------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ..........          --          361          495           156          979
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......   $      --    $     355   $    1,337    $      504   $      849
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                        LAZARD RETIREMENT                                  TRUST
                                                                        SERIES PORTFOLIOS                                PORTFOLIOS
                                                                     ----------------------                              ----------
                                                                                               MITCHELL
                                                                                              LORD ABBETT     HUTCHINS
                                                                                              SERIES TRUST  SERIES TRUST   LIMITED
                                                                                               GROWTH AND    GROWTH AND    MATURITY
                                                                       EQUITY     SMALL CAP     INCOME        INCOME        BOND
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (loss) ...................................   $      --    $      (6)  $      842    $      348   $     (130)
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................          --           --           --            --          (72)
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................          --          361          495           156        1,051
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......          --          355        1,337
                                                                                                                   504          849
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................          --        3,339       11,680           719       12,525
  Contract redemptions ...........................................          --           --           --            --           --
  Net transfers ..................................................          --           --          954         4,024      230,625
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owners' transactions ..........................          --        3,339       12,634         4,743      243,150
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................          --        3,694       13,971         5,247      243,999
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of year ..................................          --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year ....................................   $      --    $  3,694   $   13,971     $    5,247   $  243,999
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT        STRONG
   TRUST         VARIABLE
PORTFOLIOS       INSURANCE
(CONTINUED)        FUNDS                                 VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------       --------                    -----------------------------------------------------------------
                                                                                                      (NOTE 1)
                                STRONG                                                                  OLD
                  MID CAP     OPPORTUNITY                 EMERGING        HARD          REAL            HARD            COMBINED
 PARTNERS        GROWTH II      FUND II        BOND        MARKETS       ASSETS        ESTATE          ASSETS             TOTAL
------------------------------------------------------------------------------------------------------------------------------------
 $  8,709        $     --      $  1,483      $    169     $  1,250      $ 50,996      $     --        $     --         $19,540,381

    2,368             154           447           279          745         2,656             5               2           1,827,897
------------------------------------------------------------------------------------------------------------------------------------
    6,341            (154)        1,036          (110)         505        48,340            (5)             (2)         17,712,484
------------------------------------------------------------------------------------------------------------------------------------



  (10,055)            480        (2,663)          199      (21,681)      (69,021)           --              --           9,273,246

      556           4,306         8,517         3,119       (6,249)      (75,494)          164              --           8,806,323
------------------------------------------------------------------------------------------------------------------------------------
   (9,499)          4,786         5,854         3,318      (27,930)     (144,515)          164              --          18,079,569
------------------------------------------------------------------------------------------------------------------------------------
 $ (3,158)       $  4,632      $  6,890      $  3,208     $(27,425)     $(96,175)     $    159        $     (2)        $35,792,053
====================================================================================================================================


====================================================================================================================================
NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT        STRONG
   TRUST         VARIABLE
PORTFOLIOS       INSURANCE
(CONTINUED)        FUNDS                                 VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------       --------                    -----------------------------------------------------------------
                                                                                                      (NOTE 1)
                                STRONG                                                                  OLD
                  MID CAP     OPPORTUNITY                 EMERGING        HARD          REAL            HARD            COMBINED
 PARTNERS        GROWTH II      FUND II        BOND        MARKETS       ASSETS        ESTATE          ASSETS             TOTAL
------------------------------------------------------------------------------------------------------------------------------------


 $  6,341        $   (154)     $  1,036      $   (110)    $    505      $ 48,340      $     (5)       $     (2)        $17,712,484

  (10,055)            480        (2,663)          199      (21,681)      (69,021)           --              --           9,273,246

      556           4,306         8,517         3,119       (6,249)      (75,494)          164              --           8,806,323
------------------------------------------------------------------------------------------------------------------------------------
   (3,158)          4,632         6,890         3,208      (27,425)      (96,175)          159              (2)         35,792,053

------------------------------------------------------------------------------------------------------------------------------------

  157,481          11,715        45,152         9,453       22,033        34,250         2,638           9,511          25,628,081
   (2,370)           (190)         (980)         (436)      (1,843)       (3,409)           --              --         (34,314,124)
  204,724         214,553        67,755         6,504       20,696      (112,948)           --          (9,824)         (8,796,326)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  359,835         226,078       111,927        15,521       40,886       (82,107)        2,638            (313)        (17,482,369)
------------------------------------------------------------------------------------------------------------------------------------
  356,677         230,710       118,817        18,729       13,461      (178,282)        2,797            (315)         18,309,684
------------------------------------------------------------------------------------------------------------------------------------
   74,763           5,080         5,042        17,407       80,220       345,128            --             315         249,263,883
------------------------------------------------------------------------------------------------------------------------------------
 $431,440        $235,790      $123,859      $ 36,136     $ 93,681      $166,846      $  2,797        $     --         $267,573,567
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998
================================================================================

(1) GENERAL

    Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

    The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

    Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
    Growth Portfolio (May 1, 1997)
    Leveraged  AllCap  Portfolio  (June 1, 1995)
    MidCap Growth  Portfolio  (May 1, 1997)
    Small Capitalization  Portfolio (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income and Growth Fund (May 1, 1998)
    International Fund (May 1, 1997)
    Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST (MAY 1, 1997)
    100 Fund
    Growth and Income Fund
    Small Company Growth Fund
    BIAM International Fund

CONSECO SERIES TRUST
    Balanced Portfolio
    Equity Portfolio
    Fixed Income Portfolio
    Government Securities Portfolio
    Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
    International Value Portfolio
    Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
    High Income Bond Fund II
    International Equity Fund II
    Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
    Equity Income Fund
    High Yield Fund

JANUS ASPEN SERIES (JUNE 1, 1995)
    Aggressive Growth Portfolio
    Growth Portfolio
    Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
    Equity Portfolio
    Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
    Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
    Limited Maturity Bond Portfolio
    Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
    Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Fund (June 1, 1995)
    Worldwide Emerging Markets Fund (June 1, 1996)
    Worldwide Hard Assets Fund (June 1,1995)
    Worldwide Real Estate Fund (May 1, 1998)

    VanEck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997, and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The 1998 activity was due to final transfers being processed.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

    Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

    Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

    No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

DECEMBER 31, 1999 AND 1998

ANNUITY RESERVES

    Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

    Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                                DECEMBER 31,
                                                              1999        1998
================================================================================
The Alger American Fund:
  Leveraged AllCap .....................................    $ 1.264         N/A
Conseco Series Trust:
  Balanced .............................................      1.305     $ 1.043
  Equity
   Qualified ...........................................     10.473       7.308
   Nonqualified ........................................      9.697       6.766
  Fixed Income

   Qualified ...........................................      4.789       5.012
   Nonqualified ........................................      4.792       5.016
  Money Market

   Qualified ...........................................      1.022       1.019
The Dreyfus Socially Responsible Growth Fund ...........      1.049         N/A
Dreyfus Stock Index Fund ...............................      1.255       1.097
Federated Insurance Series:
  High Income Bond Fund II .............................      0.975         N/A
Janus Aspen Series:
  Growth ...............................................      1.132         N/A
  Worldwide Growth .....................................      2.611       1.660
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

    The aggregate cost of purchases of investments in portfolio shares was $134,689,005 and $63,530,550 for the years ended December 31, 1999 and 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $67,907,279 and $63,152,626 for the years ended December 31, 1999 and 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

    Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

    The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

    The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

    The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $2,233,024 and $1,827,897 for the years ended December 31, 1999 and 1998, respectively.

    Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $465,909 and $597,806 for the years ended December 31, 1999 and 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

    Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS

    Net assets consisted of the following at December 31, 1999:


================================================================================
Proceeds from the sales of units since organization,
  less cost of units redeemed .................................     $ 59,967,901
Undistributed net investment income ...........................      206,883,885
Undistributed net realized gains on sales of investments ......       60,083,883
Net unrealized appreciation of investments ....................       47,860,325
--------------------------------------------------------------------------------
    Net assets ................................................     $374,795,994
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================
TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT C

    In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account C (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 10, 2000



                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.













                                      F-17



                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a) The financial statements of Conseco Variable Insurance Company ("Company" or "Conseco Variable") and Conseco Variable Annuity Account C are included in Part B hereof.


          (b)  Exhibits

               (1) -- Resolution of the Board of Directors of the Company authorizing the reorganization of Separate Account dated July 27, 1992.****

               (2) -- Not Applicable.

               (3) -- Form of Principal Underwriting Agreement by and among the Company, Variable Account and Conseco Equity Sales.****

               (4)  --  Form  of  Group   Variable   Retirement   Contract   and
               Certificate.****

               (5) -- Application for Contracts listed at Exhibit 4.****

               (6)(i) -- Articles of Incorporation of Conseco Variable.**

               (6)(ii) Articles of Amendment to the Articles of Incorporation of
                    the Company

               (6)(iii)--  Amended  and  Restated  By-Laws of  Conseco  Variable
                    Insurance Company

               (7) -- Not Applicable.

               (8)  (i)  Form of Fund Participation Agreement by and among  the
                         Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

                    (ii) Form of Fund Participation Agreement by and among Great
                         American    Reserve    Insurance    Company,     Berger
                         Institutional Products Trust and BBOI Worldwide LLC.*

                    (iii)Form of Fund  Participation  Agreement  by and  between
                         Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.*

                    (iv) Form  of  Fund  Participation  between  Great  American
                         Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

                    (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.*

                    (vi) Form of Fund  Participation  Agreement  by and  between
                         American Century Investment Services, Inc. and Great American Reserve Insurance Company.*

                    (vii)Form of Fund  Participation  Agreement  between INVESCO
                         Variable Investment Funds, Inc. INVESCO Funds Group, Inc. and the Company.

                  (viii) Form of Fund  Participation Agreement between Rydex
                         Variable Trust and the Company.


               (9) -- Opinion and Consent of Counsel.

               (10) -- Consent  of  Independent  Accountants.

               (11) -- Not Applicable.

               (12) -- None.

               (13) -- Schedule for computation of performance  quotations.

*Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

**Incorporated by reference to Form N-4 Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

***Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 33-61122 and 811-04819) filed electronically on April 28, 1998.

****Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File Nos. 33-61122 and 811-4819) filed electronically on May 15, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF CONSECO VARIABLE

     The following table sets forth certain information regarding the executive officers of Conseco Variable who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

                                 Positions and Offices
Name                             With Conseco Variable
- -----                           ---------------------------

Ngaire E. Cuneo                  Director

Stephen C. Hilbert               Director and Chairman of the Board

Thomas J. Kilian                 Director and President

Rollin M. Dick                   Director, Executive Vice President
                                 and Chief Financial Officer

John J. Sabl                     Director, Executive Vice President,
                                 General Counsel and Secretary

James S. Adams                   Senior Vice President, Chief Accounting
                                 Officer and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):



     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

                    National Fidelity Life Insurance Company (Missouri)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

Conseco Life Insurance Company of Texas (Texas)

Conseco Variable Insurance Company (Texas)

Conseco Annuity Assurance Company (Illinois)

Vulcan Life Insurance Company (Indiana) - (98%)

Conseco Direct Life Insurance Company (Pennsylvania)

Wabash Life Insurance Company (Indiana)

Conseco Life Insurance Company (Indiana)

Washington National Insurance Company (Illinois)

Conseco Senior Health Insurance Company (Pennsylvania)

Pioneer Life Insurance Company (Illinois)

Conseco Life Insurance Company of New York (New York)

Conseco Medical Insurance Company (Illinois)

Continental Life Insurance Company (Texas)


United Presidential Life Insurance Company (Indiana)

Conseco Health Insurance Company (Arizona)

Frontier National Life Insurance Company (Ohio)

Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Securities, Inc. (Delaware)

Conseco Services, LLC (Indiana)

Marketing Distribution Systems Consulting Group, Inc. (Delaware)

     Conseco Finance Corp. (Delaware)

     Conseco  Finance Servicing Corp. (Delaware)

    Conseco Series Trust (Massachusetts)*

     Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 13, 2000, there were 4 non-qualified contract owners and 10,621 qualified contract owners.

ITEM 28. INDEMNIFICATION

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Conseco Variable's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. The officers, directors and employees of Conseco Variable as well as those of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.


ITEM 29. PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account H
Conseco Variable Annuity Account E
Conseco Variable Annuity Account F
Conseco Variable Annuity Account G
Conseco Fund Group
Rydex Advisor Variable Annuity Account
BMA Variable Life Account A

(b)  The  following  table  sets  forth  certain   information   regarding  such
     underwriter's   officers  and   directors.   Their   address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.

                                            Positions and Offices
        Name                                with Conseco Equity Sales, Inc.
        ----                                -------------------------------
L. Gregory Gloeckner                        President and Director

                                            Senior Vice President, Chief Accounting
James S. Adams                              Officer, Treasurer and Director

                                            Vice President, General Counsel,
William P. Kovacs                           Secretary and Director

William T. Devanney, Jr.                    Senior Vice President,
                                            Corporate Taxes


Christene H. Darnell                        Vice President, Management
                                            Reporting

Donald B. Johnston                          Vice President, Director Mutual Fund
                                            Sales & Marketing


(c)
                                 Net Underwriting     Compensation on
Name of                          Discounts and        Redemption or                Brokerage
Principal Underwriter            Commissions          Annuitization                Commissions   Compensation*
- ----------------------            -----------          -------------                -----------   -------------

Conseco Equity                   None                 None                         None          None
Sales, Inc.


                                       C-6

*Fees paid by Conseco Variable for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Conseco Variable Insurance Company, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31. MANAGEMENT SERVICES
   Not Applicable.

ITEM 32. UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.


     4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (b)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (a) - (d) above have been complied with.


     5. Conseco Variable represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Conseco Variable.


                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on this 20th day of April, 2000.


                             CONSECO VARIABLE ANNUITY
                             ACCOUNT C
                               Registrant


                             By: Conseco Variable Insurance Company



                             By: /s/THOMAS J. KILIAN
                                 --------------------------------------





                             CONSECO VARIABLE INSURANCE COMPANY
                             Depositor

                          By: /s/THOMAS J. KILIAN
                             -------------------------------------



     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                                  Date
- -----------                        -----                                  ----


/S/NGAIRE E. CUNEO               Director                                4/20/00
- ------------------------------                                        --------------
Ngaire E. Cuneo


/s/THOMAS J. KILIAN              Director                                4/20/00
- ------------------------------                                        --------------
Thomas J. Kilian

/s/STEPHEN C. HILBERT              Director and Chairman of the Board    4/20/00
- ------------------------------   (Principal Executive Officer)        --------------
Stephen C. Hilbert


/s/ROLLIN M. DICK                 Director, Executive Vice President     4/20/00
- ------------------------------   and Chief Financial Officer          --------------
Rollin M. Dick                   (Principal Financial Officer)


/s/JOHN J. SABL                     Director                             4/20/00
- ------------------------------                                        --------------
John J. Sabl


/s/JAMES S. ADAMS                 Senior Vice President and Treasurer    4/20/00
- ------------------------------   (Chief Accounting Officer)           ---------------
James S. Adams




                               INDEX TO EXHIBITS

Exhibit No.                    Exhibit
- -------------                 ------------
EX-99.B(6)(ii)                Articles of Amendment to the Articles of
                              Incorporation of the Company
EX-99.B(6)(iii)               Amended and Restated By-Laws of Conseco
                              Variable Insurance Company
EX-99.B(8)(viii)              Form of Fund Participation Agreement between
                              Rydex Variable Trust and the Company
EX-99.B(9)                    Opinion and Consent of Counsel
EX-99.B(10)                   Consent of Independent Accountants
EX-99.B(13)                   Schedule for Computation of Performance Quotations